Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Bond-Debenture Fund

For the period ended September 30, 2021

Schedule of Investments (unaudited)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.18%

ASSET-BACKED SECURITIES 5.78%

Automobiles 0.52%
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%		7/15/2027	$5,750	$6,137,492
Exeter Automobile Receivables Trust 2021-2A E†	2.90%		7/17/2028	23,776	23,811,500
Hertz Vehicle Financing III LP 2021-2A D†	4.34%		12/27/2027	20,000	20,172,278
Hertz Vehicle Financing LLC 2021-1A D†	3.98%		12/26/2025	30,000	30,265,791
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	58,047	58,179,626
Total					138,566,687

Credit Card 0.25%
Genesis Sales Finance Master Trust 2021-AA A†	1.20%		12/21/2026	25,102	25,055,062
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	40,297	41,754,301
Total					66,809,363

Others 5.01%
AMMC CLO XII Ltd. 2013-12A DR†	2.828% (3 Mo. LIBOR + 2.70%)	#	11/10/2030	3,859	3,768,518
AMMC CLO XIII Ltd. 2013-13A A2LR†	1.825% (3 Mo. LIBOR + 1.70%)	#	7/24/2029	3,440	3,446,327
AMMC CLO XIII Ltd. 2013-13A B1LR†	3.725% (3 Mo. LIBOR + 3.60%)	#	7/24/2029	5,000	5,024,074
Apex Credit CLO LLC 2017-2A B†	1.972% (3 Mo. LIBOR + 1.85%)	#	9/20/2029	7,197	7,214,643
Apidos CLO XXIII 2015-23A AR†	1.346% (3 Mo. LIBOR + 1.22%)	#	4/15/2033	4,000	4,005,085
Apidos CLO XXXV 2021-35A D†	2.849% (3 Mo. LIBOR + 2.65%)	#	4/20/2034	12,070	12,072,068
Applebee’s Funding LLC/IHOP Funding LLC 2019-1A A2I†	4.194%		6/7/2049	29,519	30,165,056
Applebee’s Funding LLC/IHOP Funding LLC 2019-1A A2II†	4.723%		6/7/2049	19,986	21,075,052
Ares XLII CLO Ltd. 2017-42A D†	3.588% (3 Mo. LIBOR + 3.45%)	#	1/22/2028	6,250	6,274,126
Avant Loans Funding Trust 2021-REV1 A†	1.21%		7/15/2030	26,440	26,476,482
Bain Capital Credit CLO 2019-2A D†	4.034% (3 Mo. LIBOR + 3.90%)	#	10/17/2032	4,740	4,743,052
Bain Capital Credit CLO Ltd. 2021-2A C†	Zero Coupon	#(a)	7/16/2034	9,000	9,038,340

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Barings CLO III Ltd. 2019-3A DR†	2.934% (3 Mo. LIBOR + 2.80%)	#	4/20/2031	$11,750	$11,748,919
Battalion CLO VII Ltd. 2014-7A CRR†	3.064% (3 Mo. LIBOR + 2.93%	)#	7/17/2028	1,831	1,835,692
Battalion CLO XV Ltd. 2019-16A B†	2.134% (3 Mo. LIBOR + 2.00%)	#	12/19/2032	23,286	23,353,403
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	2.126% (3 Mo. LIBOR + 2.00%)	#	1/15/2033	7,922	7,944,531
BlueMountain CLO XXVIII Ltd. 2021-28A D†	3.026% (3 Mo. LIBOR + 2.90%)	#	4/15/2034	17,280	17,283,235
Carlyle US CLO Ltd. 2019-4A B†	2.826% (3 Mo. LIBOR + 2.70%)	#	1/15/2033	15,609	15,687,311
Carlyle US CLO Ltd. 2021-1A B†	1.991% (3 Mo. LIBOR + 1.80%)	#	4/15/2034	13,250	13,260,399
Carlyle US CLO Ltd. 2021-1A C†	2.991% (3 Mo. LIBOR + 2.80%)	#	4/15/2034	17,030	17,030,981
Cedar Funding XIV CLO Ltd. 2021-14A C†	1.938% (3 Mo. LIBOR + 1.85%)	#	7/15/2033	11,400	11,399,926
CIFC Funding Ltd. 2021-1A D†	3.075% (3 Mo. LIBOR + 2.95%)	#	4/25/2033	16,080	16,140,128
Dryden 30 Senior Loan Fund 2013-30A DR†	2.725% (3 Mo. LIBOR + 2.60%)	#	11/15/2028	18,138	17,618,483
Dryden 61 CLO Ltd. 2018-61A DR†	3.234% (3 Mo. LIBOR + 3.10%)	#	1/17/2032	20,190	20,265,537
Dryden 61 CLO Ltd. 2018-61A CR†	1.884% (3 Mo. LIBOR + 1.75%)	#	1/17/2032	9,478	9,465,291
Dryden 72 CLO Ltd. 2019-72A DR†	3.125% (3 Mo. LIBOR + 3.00%)	#	5/15/2032	7,000	6,984,921
Eaton Vance CLO Ltd. 2013-1A C3R†	3.526% (3 Mo. LIBOR + 3.40%)	#	1/15/2034	14,190	14,352,653
Elmwood CLO VIII Ltd. 2021-1A C1†	2.084% (3 Mo. LIBOR + 1.95%)	#	1/20/2034	18,920	18,924,038
Elmwood CLO VIII Ltd. 2021-1A D1†	3.134% (3 Mo. LIBOR + 3.00%)	#	1/20/2034	14,190	14,245,423
Galaxy XXI CLO Ltd. 2015-21A AR†	1.154% (3 Mo. LIBOR + 1.02%)	#	4/20/2031	5,311	5,317,633
Greywolf CLO III Ltd. 2020-3RA A1R†	1.428% (3 Mo. LIBOR + 1.29%)	#	4/15/2033	20,101	20,156,435

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Greywolf CLO VII Ltd. 2018-2A A1†	1.314% (3 Mo. LIBOR + 1.18%)	#	10/20/2031	$10,000	$10,003,262
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.275% (3 Mo. LIBOR + 2.15%)	#	7/25/2027	5,476	5,395,744
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	1.834% (3 Mo. LIBOR + 1.70%)	#	1/17/2030	9,320	9,336,429
Harbor Park CLO Ltd. 2018-1A D†	3.034% (3 Mo. LIBOR + 2.90%)	#	1/20/2031	4,560	4,566,801
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	37,134	39,637,016
Kayne CLO 10 Ltd. 2021-10A D†	Zero Coupon	#(a)	4/23/2034	6,630	6,618,856
Kayne CLO 5 Ltd. 2019-5A A†	1.475% (3 Mo. LIBOR + 1.35%)	#	7/24/2032	38,000	38,048,891
Kayne CLO Ltd. 2018 1A DR†	2.776% (3 Mo. LIBOR + 2.65%)	#	7/15/2031	7,340	7,240,027
Kayne CLO Ltd. 2020-7A A1†	1.334% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	47,944	48,096,783
KKR CLO 29 Ltd-29A C†	2.126% (3 Mo. LIBOR + 2.00%)	#	1/15/2032	6,150	6,127,995
KKR CLO 33 Ltd-33A C†	2.103% (3 Mo. LIBOR + 2.00%)	#	7/20/2034	10,000	9,999,888
KKR CLO 33 Ltd-33A D†	3.203% (3 Mo. LIBOR + 3.10%)	#	7/20/2034	8,000	8,000,408
KKR CLO Ltd.18 D†	3.734% (3 Mo. LIBOR + 3.60%)	#	7/18/2030	7,110	7,119,501
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031	28,528	28,737,706
LOGAN CLO I Ltd. 2021-1A C†	2.053% (3 Mo. LIBOR + 1.90%)	#	7/20/2034	11,000	10,993,125
Marble Point CLO XVII Ltd. 2020-1A A†	1.434% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	29,415	29,440,546
Marble Point CLO XVII Ltd. 2020-1A B†	1.904% (3 Mo. LIBOR + 1.77%)	#	4/20/2033	9,348	9,420,516
Mariner Finance Issuance Trust 2021-AA A†	1.86%		3/20/2036	46,827	47,268,597
Mountain View CLO 2017-1A BR†	1.876% (3 Mo. LIBOR + 1.75%)	#	10/16/2029	11,046	11,066,401
Mountain View CLO LLC 2016-1A DR†	3.833% (3 Mo. LIBOR + 3.70%)	#	4/14/2033	9,470	9,473,933
Mountain View CLO XIV Ltd. 2019-1A D†	3.968% (3 Mo. LIBOR + 3.79%)	#	4/15/2029	3,000	3,012,144

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	1.474% (3 Mo. LIBOR + 1.34%)	#	1/19/2033	$12,300	$12,322,462
Newark BSL CLO 2 Ltd. 2017-1A CR†	3.275% (3 Mo. LIBOR + 3.15%)	#	7/25/2030	21,000	21,078,496
Oaktree CLO 2019-4 Ltd. BR†(b)	Zero Coupon	#(a)	10/20/2032	29,790	29,790,000	(c)
Oaktree CLO Ltd. 2020-1A DR†	3.276% (3 Mo. LIBOR + 3.15%)	#	7/15/2034	18,130	18,033,385
Oaktree CLO Ltd. 2021-1A D†	Zero Coupon	#(a)	7/15/2034	8,280	8,281,114
OCP CLO Ltd. 2019-16A DR†	3.269% (3 Mo. LIBOR + 3.15%)	#	4/10/2033	8,300	8,301,402
OCP CLO Ltd. 2021-21A C†	Zero Coupon	#(a)	7/20/2034	11,880	11,880,644
Octagon Investment Partners 48 Ltd. 2020-3A A†	1.634% (3 Mo. LIBOR + 1.50%)	#	10/20/2031	35,000	35,058,446
Octagon Investment Partners XXI Ltd. 2014-1A CR3†	2.875% (3 Mo. LIBOR + 2.75%)	#	2/14/2031	16,100	15,999,531
OHA Credit Funding 8 Ltd. 2021-8A C†	2.088% (3 Mo. LIBOR + 1.90%)	#	1/18/2034	14,190	14,193,599
OHA Credit Funding 8 Ltd. 2021-8A D†	3.038% (3 Mo. LIBOR + 2.85%)	#	1/18/2034	11,450	11,452,747
OHA Credit Funding 9 Ltd. 2021-9A C†	2.084% (3 Mo. LIBOR + 1.90%)	#	7/19/2035	13,780	13,780,400
OHA Credit Funding 9 Ltd. 2021-9A D†	3.134% (3 Mo. LIBOR + 2.95%)	#	7/19/2035	12,360	12,360,067
OneMain Financial Issuance Trust 2020-2A D†	3.45%		9/14/2035	28,012	29,630,304
Palmer Square CLO Ltd. 2021-1A C†	2.834% (3 Mo. LIBOR + 2.70%)	#	4/20/2034	8,990	8,991,527
Parallel Ltd. 2017-1A A1R†	1.164% (3 Mo. LIBOR + 1.03%)	#	7/20/2029	5,000	4,996,265
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	13,981	14,243,348
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	17,498	17,575,095
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	21,873	22,540,675
Regata XII Funding Ltd. 2019-1A CR†(b)	Zero Coupon	#(a)	10/15/2032	22,880	22,880,000	(c)
Regatta XVI Funding Ltd. 2019-2A B†	2.176% (3 Mo. LIBOR + 2.05%)	#	1/15/2033	31,200	31,250,815

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Regatta XVIII Funding Ltd. 2021-1A B†	1.576% (3 Mo. LIBOR + 1.45%)	#	1/15/2034	$18,940	$18,940,739
Regatta XVIII Funding Ltd. 2021-1A D†	2.876% (3 Mo. LIBOR + 2.75%)	#	1/15/2034	18,940	18,941,981
Signal Peak CLO 4 Ltd. 2017-4A D†	3.175% (3 Mo. LIBOR + 3.05%)	#	10/26/2029	6,254	6,285,349
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	29,588	29,641,554
TCI-Flatiron CLO Ltd. 2018-1A BR†	1.53% (3 Mo. LIBOR + 1.40%)	#	1/29/2032	4,500	4,466,880
TCI-Flatiron CLO Ltd. 2018-1A DR†	2.88% (3 Mo. LIBOR + 2.75%)	#	1/29/2032	7,000	7,000,813
THL Credit Wind River CLO Ltd. 2018-3A D†	3.084% (3 Mo. LIBOR + 2.95%)	#	1/20/2031	1,264	1,258,285
TRP - TRIP Rail Master Funding LLC 2021-2 A†	2.15%		6/19/2051	30,074	30,359,965
TRP LLC 2021-1 A†	2.07%		6/19/2051	21,312	21,423,964
VERDE CLO Ltd. 2019-1A CR†	2.126% (3 Mo. LIBOR + 2.00%)	#	4/15/2032	5,000	5,006,435
Wellman Park CLO Ltd. 2021-1A B†	1.728% (3 Mo. LIBOR + 1.60%)	#	7/15/2034	24,000	24,002,659
Wellman Park CLO Ltd. 2021-1A D†	3.078% (3 Mo. LIBOR + 2.95%)	#	7/15/2034	24,250	24,254,316
Wind River CLO Ltd. 2021-2A D†	3.223% (3 Mo. LIBOR + 3.15%)	#	7/20/2034	7,610	7,610,771
Zaxby’s Funding LLC 2021-1A A2†	3.238%		7/30/2051	31,021	31,691,677
Total					1,341,448,041
Total Asset-Backed Securities (cost $1,540,950,023)					1,546,824,091

				Shares (000)
COMMON STOCKS 10.85%

Air Freight & Logistics 0.15%
Expeditors International of Washington, Inc.				332	39,579,036

Airlines 0.15%
Alaska Air Group, Inc.*				702	41,161,636

Auto Components 0.02%
Chassix Holdings, Inc.				607	4,552,928	(c)

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Shares (000)		Fair Value
Automobiles 0.15%
Porsche Automobil Holding SE(d)	EUR	399	$39,461,769

Banks 0.59%
Signature Bank		290	79,025,458
SVB Financial Group*		123	79,323,013
Total			158,348,471

Beverages 0.16%
Brown - Forman Corp. Class B		378	25,302,708
Treasury Wine Estates Ltd.(d)	AUD	2,097	18,493,896
Total			43,796,604

Biotechnology 0.56%
Alnylam Pharmaceuticals, Inc.*		224	42,379,349
Horizon Therapeutics plc*		257	28,144,769
Intellia Therapeutics, Inc.*		167	22,361,866
Novavax, Inc.*		271	56,177,486
Total			149,063,470

Capital Markets 0.75%
Allfunds Group plc*(d)	EUR	1,504	29,231,958
Blackstone Group, Inc. (The)		559	65,039,644
Goldman Sachs Group, Inc. (The)		138	52,033,183
MSCI, Inc.		88	53,418,944
Total			199,723,729

Consumer Finance 0.11%
Upstart Holdings, Inc.*		89	28,060,633

Distributors 0.05%
Pool Corp.		30	12,967,573

Electric - Generation 0.00%
Frontera Generation Holdings LLC		126	275,612	(c)

Electronic Equipment, Instruments & Components 0.11%
Trimble, Inc.*		342	28,099,972

Entertainment 0.25%
Netflix, Inc.*		44	26,832,988
Sea Ltd. ADR*		129	41,116,807
Total			67,949,795

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Shares (000)		Fair Value
Food & Staples Retailing 0.10%
Kroger Co. (The)		691	$27,923,586

Food Products 0.20%
Hershey Co. (The)		309	52,317,037

Health Care Equipment & Supplies 0.49%
Cooper Cos., Inc. (The)		60	24,806,866
Dexcom, Inc.*		73	39,983,669
Edwards Lifesciences Corp.*		586	66,367,664
Total			131,158,199

Health Care Providers & Services 0.08%
AMN Healthcare Services, Inc.*		186	21,373,220

Hotels, Restaurants & Leisure 1.14%
Airbnb, Inc. Class A*		319	53,524,831
Caesars Entertainment, Inc.*		828	92,920,346
Domino’s Pizza, Inc.		88	42,142,755
Hilton Worldwide Holdings, Inc.*		496	65,521,011
Vail Resorts, Inc.		156	51,976,510
Total			306,085,453

Information Technology Services 0.32%
Adyen NV†*(d)	EUR	17	46,307,962
Square, Inc. Class A*		169	40,474,439
Total			86,782,401

Interactive Media & Services 0.15%
Snap, Inc. Class A*		546	40,329,770

Internet & Direct Marketing Retail 0.22%
DoorDash, Inc. Class A*		283	58,313,556

Life Sciences Tools & Services 0.14%
Illumina, Inc.*		94	38,261,597

Machinery 0.35%
Pentair plc (United Kingdom)(e)		746	54,164,984
RBC Bearings, Inc.*		187	39,714,928
Total			93,879,912

Metals & Mining 0.25%
Alcoa Corp.*		1,366	66,845,776

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Shares (000)		Fair Value
Miscellaneous Financials 0.02%
UTEX Industries, Inc.		114	$5,464,320

Oil, Gas & Consumable Fuels 1.55%
Cameco Corp. (Canada)(e)		1,239	26,926,686
Cheniere Energy, Inc.		558	54,451,806
Continental Resources, Inc.		1,869	86,268,103
Devon Energy Corp.		2,845	101,031,135
Dommo Energia SA*(d)	BRL	710	99,128
PDC Energy, Inc.		1,734	82,184,401
Southwestern Energy Co.*		11,455	63,458,661
Total			414,419,920

Personal Products 0.05%
Gibson Brands, Inc.		107	12,560,985	(c)
Revlon, Inc. Class A		1,798	231,548
Total			12,792,533

Professional Services 0.15%
Equifax, Inc.		161	40,705,334

Real Estate Management & Development 0.15%
CBRE Group, Inc. Class A*		413	40,172,294

Road & Rail 0.34%
Old Dominion Freight Line, Inc.		314	89,733,375

Semiconductors & Semiconductor Equipment 0.34%
KLA Corp.		146	48,801,330
NVIDIA Corp.		204	42,209,264
Total			91,010,594

Software 0.83%
Datadog, Inc. Class A*		388	54,872,494
HubSpot, Inc.*		79	53,221,129
Intuit, Inc.		98	52,898,955
Oracle Corp.		323	28,162,769
Palantir Technologies, Inc. Class A*		1,420	34,131,535
Total			223,286,882

Specialty Retail 0.12%
Claires Holdings LLC		15	4,296,567	(c)
O’Reilly Automotive, Inc.*		44	26,791,315
Total			31,087,882

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments			Shares (000)		Fair Value
Textiles, Apparel & Luxury Goods 0.40%
Lululemon Athletica, Inc. (Canada)*(e)				199	$80,504,138
Moncler SpA(d)			EUR	437	26,647,522
Total					107,151,660

Trading Companies & Distributors 0.32%
SiteOne Landscape Supply, Inc.*				143	28,477,334
United Rentals, Inc.*				162	56,947,517
Total					85,424,851

Transportation Infrastructure 0.00%
ACBL Holdings Corp.				45	1,128,037

Water Utilities 0.09%
American Water Works Co., Inc.				148	24,937,626
Total Common Stocks (cost $2,806,683,946)					2,903,627,043

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 0.19%

Auto Manufacturers
Tesla, Inc. (cost $46,916,363)	2.00%	5/15/2024		$4,108	51,276,107

CORPORATE BONDS 65.47%

Advertising 0.28%
Clear Channel Outdoor Holdings, Inc.†	7.50%	6/1/2029		9,474	9,864,803
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028		28,424	29,954,348
Midas OpCo Holdings LLC†	5.625%	8/15/2029		32,936	34,121,696
Total					73,940,847

Aerospace/Defense 0.97%
Bombardier, Inc. (Canada)†(e)	6.00%	2/15/2028		1,774	1,796,344
Bombardier, Inc. (Canada)†(e)	7.125%	6/15/2026		39,593	41,622,141
Howmet Aerospace, Inc.	3.00%	1/15/2029		26,006	26,262,159
Raytheon Technologies Corp.	4.125%	11/16/2028		31,099	35,418,082
TransDigm, Inc.	5.50%	11/15/2027		93,082	95,763,692
TransDigm, Inc.†	6.25%	3/15/2026		36,017	37,592,744
TransDigm, Inc.	6.375%	6/15/2026		19,375	20,012,631
Total					258,467,793

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Agriculture 0.31%
Viterra Finance BV (Netherlands)†(e)	2.00%	4/21/2026	$44,671	$45,015,309
Viterra Finance BV (Netherlands)†(e)	3.20%	4/21/2031	37,600	38,239,531
Total				83,254,840

Airlines 1.45%
Air Canada (Canada)†(e)	3.875%	8/15/2026	33,340	33,683,402
Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	8/15/2027	23,485	26,212,095
American Airlines Group, Inc.†	5.00%	6/1/2022	34,394	34,479,985
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	31,026	33,469,297
Azul Investments LLP†	5.875%	10/26/2024	32,794	30,952,125
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/2024	22,520	23,797,834
Delta Air Lines, Inc.†	7.00%	5/1/2025	44,594	52,024,759
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	29,268	32,651,906
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	21,092	22,094,103
JetBlue 2019-1 Class A Pass Through Trust	2.95%	5/15/2028	12,646	12,825,671
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	36,232	39,446,141
United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/2027	18,073	20,261,039
United Airlines, Inc.†	4.375%	4/15/2026	11,655	11,975,512
United Airlines, Inc.†	4.625%	4/15/2029	12,966	13,415,920
Total				387,289,789

Apparel 0.24%
Levi Strauss & Co.†	3.50%	3/1/2031	37,377	37,797,491
Wolverine World Wide, Inc.†	4.00%	8/15/2029	25,619	25,907,214
Total				63,704,705

Auto Manufacturers 1.88%
Allison Transmission, Inc.†	3.75%	1/30/2031	44,553	43,383,484
BMW US Capital LLC†	4.15%	4/9/2030	32,668	37,699,523
Ford Motor Co.	4.75%	1/15/2043	76,482	80,258,681
Ford Motor Co.	5.291%	12/8/2046	9,709	10,825,535
Ford Motor Co.	6.625%	10/1/2028	9,873	11,860,139
Ford Motor Co.	7.45%	7/16/2031	27,765	36,263,866
Ford Motor Co.	9.00%	4/22/2025	77,761	93,607,137
Ford Motor Co.	9.625%	4/22/2030	22,491	31,863,562
Ford Motor Credit Co. LLC	4.00%	11/13/2030	45,275	47,142,594

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Auto Manufacturers (continued)
General Motors Co.	6.125%		10/1/2025		$22,600	$26,489,499
General Motors Financial Co., Inc.	2.70%		6/10/2031		36,578	36,493,706
General Motors Financial Co., Inc.	5.25%		3/1/2026		24,966	28,543,670
Volkswagen Group of America Finance LLC†	3.75%		5/13/2030		17,706	19,593,574
Total						504,024,970

Auto Parts & Equipment 0.34%
Adient Global Holdings Ltd.†	4.875%		8/15/2026		19,500	19,987,890
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027		25,080	26,710,200
Lear Corp.	4.25%		5/15/2029		17,051	19,093,163
Lear Corp.	5.25%		5/15/2049		19,893	24,767,383
Total						90,558,636

Banks 3.79%
ABN AMRO Bank NV (Netherlands)†(e)	4.75%		7/28/2025		31,461	34,930,329
AIB Group plc (Ireland)†(e)	4.263% (3 Mo. LIBOR + 1.87%)	#	4/10/2025		19,998	21,447,783
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(e)	5.50% (5 Yr. Treasury CMT + 4.55%)	#	10/26/2031		43,431	44,474,430
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(e)	6.75% (USD Swap + 5.17%)	#	–	(f)	19,074	22,267,846
Banco Mercantil del Norte SA†	7.625% (10 Yr. Treasury CMT + 5.35%)	#	–	(f)	20,928	23,368,728
Banco Nacional de Comercio Exterior SNC†	2.72% (5 Yr. Treasury CMT + 2.00%)	#	8/11/2031		19,026	19,144,912
Bangkok Bank pcl (Hong Kong)†(e)	5.00% (5 Yr. Treasury CMT + 4.73%)	#	–	(f)	34,604	36,031,415
Bank of America Corp.	4.45%		3/3/2026		19,634	21,995,675
Bank of Ireland Group plc (Ireland)†(e)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027		24,345	24,358,176
Bank of Ireland Group plc (Ireland)†(e)	4.50%		11/25/2023		31,384	33,690,954
Bank OZK	2.75% (SOFR + 2.09%)	#	10/1/2031		41,658	41,747,874
BankUnited, Inc.	4.875%		11/17/2025		24,313	27,480,035
CIT Bank NA	2.969% (SOFR + 1.72%)	#	9/27/2025		16,827	17,707,893
CIT Group, Inc.	6.125%		3/9/2028		55,745	67,458,139
Citigroup, Inc.	4.45%		9/29/2027		49,487	56,316,632

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks (continued)
Fifth Third Bancorp	8.25%		3/1/2038		$8,042	$13,354,769
Global Bank Corp. (Panama)†(e)	5.25% (3 Mo. LIBOR + 3.30%)	#	4/16/2029		33,093	34,954,481
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		13,667	14,775,599
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025		18,995	21,045,735
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%)	#	4/15/2027		19,864	20,214,946
Huntington Bancshares, Inc.	5.70% (3 Mo. LIBOR + 2.88%)	#	–	(f)	15,381	15,754,853
ING Groep NV (Netherlands)(e)	5.75% (5 Yr. Treasury CMT + 4.34%)	#	–	(f)	43,461	47,599,139
Intesa Sanpaolo SpA (Italy)†(e)	4.198%		6/1/2032		35,367	36,290,172
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028		11,994	13,108,548
JPMorgan Chase & Co.	6.10% (3 Mo. LIBOR + 3.33%)	#	–	(f)	12,752	13,866,844
Kookmin Bank (South Korea)†(e)	1.75%		5/4/2025		22,600	22,952,740
Macquarie Bank Ltd. (United Kingdom)†(e)	6.125% (5 Yr. Swap rate + 3.70%)	#	–	(f)	32,254	35,377,316
Morgan Stanley	3.125%		7/27/2026		18,976	20,434,575
Morgan Stanley	3.625%		1/20/2027		12,804	14,122,451
Popular, Inc.	6.125%		9/14/2023		15,922	17,116,150
SVB Financial Group	3.125%		6/5/2030		19,534	20,918,029
SVB Financial Group	4.10% (10 Yr. Treasury CMT + 3.06%)	#	–	(f)	38,763	40,034,426
UniCredit SpA (Italy)†(e)	5.861% (USD Swap + 3.70%)	#	6/19/2032		27,137	30,202,076
United Overseas Bank Ltd. (Singapore)†(e)	2.00% (5 Yr. Treasury CMT + 1.23%)	#	10/14/2031		26,650	26,664,937
US Bancorp	3.00%		7/30/2029		13,452	14,457,470
Webster Financial Corp.	4.10%		3/25/2029		27,684	30,621,440
Western Alliance Bancorp	3.00% (SOFR + 2.25%)	#	6/15/2031		17,415	17,800,132
Total						1,014,087,649

Beverages 0.49%
Bacardi Ltd.†	2.75%		7/15/2026		23,151	24,279,656
Bacardi Ltd.†	4.70%		5/15/2028		32,381	37,429,652
Brown-Forman Corp.	4.50%		7/15/2045		18,174	23,212,179
Suntory Holdings Ltd. (Japan)†(e)	2.25%		10/16/2024		44,835	46,464,366
Total						131,385,853

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Biotechnology 0.24%
Biogen, Inc.	3.15%	5/1/2050	$45,288	$43,252,621
Regeneron Pharmaceuticals, Inc.	2.80%	9/15/2050	22,574	20,883,672
Total				64,136,293

Building Materials 0.57%
Builders FirstSource, Inc.†	4.25%	2/1/2032	24,900	25,491,375
Carrier Global Corp.	2.70%	2/15/2031	25,447	26,220,790
Lennox International, Inc.	1.70%	8/1/2027	18,081	17,963,811
Masonite International Corp.†	5.375%	2/1/2028	15,053	15,869,625
Owens Corning, Inc.	4.30%	7/15/2047	26,681	30,807,591
Owens Corning, Inc.	4.40%	1/30/2048	15,778	18,498,615
Vulcan Materials Co.	4.50%	6/15/2047	14,595	17,728,688
Total				152,580,495

Chemicals 0.93%
CF Industries, Inc.†	4.50%	12/1/2026	23,920	27,289,528
Chemours Co. (The)†	5.75%	11/15/2028	21,661	22,710,475
FMC Corp.	3.45%	10/1/2029	13,468	14,549,979
Ingevity Corp.†	3.875%	11/1/2028	24,547	24,516,316
OCP SA (Morocco)†(e)	3.75%	6/23/2031	38,159	38,138,280
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	16,648	17,085,010
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	10,878	10,945,988
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	16,314	15,682,159
Sociedad Quimica y Minera de Chile SA (Chile)†(e)	3.50%	9/10/2051	32,028	30,915,027
Tronox, Inc.†	4.625%	3/15/2029	19,738	19,663,982
Yingde Gases Investment Ltd. (Hong Kong)†(e)	6.25%	1/19/2023	27,120	27,933,508
Total				249,430,252

Coal 0.08%
Warrior Met Coal, Inc.†	8.00%	11/1/2024	19,893	20,216,261

Commercial Services 2.14%
Adani Ports & Special Economic Zone Ltd. (India)†(e)	4.375%	7/3/2029	26,773	28,183,961
Ahern Rentals, Inc.†	7.375%	5/15/2023	20,365	19,550,400
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%	4/1/2028	6,898	7,121,426
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.375%	3/1/2029	31,284	33,105,824
Brink’s Co. (The)†	4.625%	10/15/2027	27,395	28,498,723
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	20,223	29,136,619
CoStar Group, Inc.†	2.80%	7/15/2030	17,267	17,574,520

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Commercial Services (continued)
Georgetown University (The)	2.943%	4/1/2050	$17,968	$17,725,204
Global Payments, Inc.	2.90%	5/15/2030	41,296	42,640,858
Global Payments, Inc.	4.15%	8/15/2049	22,442	25,242,944
Hertz Corp. (The)†	5.50%	10/15/2024	16,775	419,375
Hertz Corp. (The)†	6.00%	1/15/2028	33,436	2,173,340
ITR Concession Co. LLC†	5.183%	7/15/2035	7,658	8,719,455
Johns Hopkins University	2.813%	1/1/2060	10,114	10,326,990
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(e)	5.375%	11/15/2024	30,508	31,963,964
Metropolitan Museum of Art (The)	3.40%	7/1/2045	26,471	29,668,955
PayPal Holdings, Inc.	3.25%	6/1/2050	47,393	51,205,233
Quanta Services, Inc.	2.90%	10/1/2030	15,040	15,569,221
Square, Inc.†	3.50%	6/1/2031	45,331	46,554,030
Triton Container International Ltd.†	2.05%	4/15/2026	31,623	31,744,568
Triton Container International Ltd.†	3.15%	6/15/2031	18,102	18,294,056
United Rentals North America, Inc.	3.875%	2/15/2031	15,107	15,503,559
United Rentals North America, Inc.	4.00%	7/15/2030	21,994	22,846,267
United Rentals North America, Inc.	4.875%	1/15/2028	21,596	22,859,798
Verisk Analytics, Inc.	3.625%	5/15/2050	15,070	16,056,969
Total				572,686,259

Computers 0.97%
Apple, Inc.	3.00%	6/20/2027	26,927	29,496,479
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	160,638	160,300,660
Presidio Holdings, Inc.†	4.875%	2/1/2027	16,307	16,857,361
Teledyne FLIR LLC	2.50%	8/1/2030	18,054	18,214,877
Western Digital Corp.	4.75%	2/15/2026	32,314	35,828,794
Total				260,698,171

Distribution/Wholesale 0.24%
Ferguson Finance plc (United Kingdom)†(e)	3.25%	6/2/2030	30,527	32,653,918
H&E Equipment Services, Inc.†	3.875%	12/15/2028	30,483	30,402,220
Total				63,056,138

Diversified Financial Services 2.12%
AG Issuer LLC†	6.25%	3/1/2028	21,094	22,152,708
Ally Financial, Inc.	8.00%	11/1/2031	27,043	39,038,461
Blackstone Holdings Finance Co. LLC†	2.00%	1/30/2032	31,661	30,442,126
Blackstone Private Credit Fund†	2.625%	12/15/2026	36,221	36,124,496

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Diversified Financial Services (continued)
Blue Owl Finance LLC†(b)	4.125%		10/7/2051		$27,160	$26,483,988
Charles Schwab Corp. (The)	5.375% (5 Yr. Treasury CMT + 4.97%)	#	–	(f)	23,820	26,529,525
Coinbase Global, Inc.†	3.375%		10/1/2028		27,313	26,277,291
Coinbase Global, Inc.†	3.625%		10/1/2031		14,207	13,523,288
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024		34,976	34,306,912
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(e)(g)	6.054% (3 Mo. LIBOR + 5.75%)		1/15/2015		15,000	1,500	(h)
Nationstar Mortgage Holdings, Inc.†	5.125%		12/15/2030		15,239	15,292,337
Navient Corp.	6.125%		3/25/2024		31,847	34,139,984
Navient Corp.	6.75%		6/25/2025		33,898	37,075,937
Navient Corp.	6.75%		6/15/2026		22,924	25,328,269
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		26,061	30,119,487
OneMain Finance Corp.	4.00%		9/15/2030		43,238	43,075,857
OneMain Finance Corp.	7.125%		3/15/2026		37,963	44,037,080
Rocket Mortgage LLC†	5.25%		1/15/2028		15,000	16,181,250
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.625%		3/1/2029		28,365	28,719,562
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.875%		3/1/2031		18,669	18,855,690
USAA Capital Corp.†	2.125%		5/1/2030		19,271	19,433,133
Total						567,138,881

Electric 2.79%
AES Corp. (The)	2.45%		1/15/2031		37,063	36,602,130
Alfa Desarrollo SpA (Chile)†(e)	4.55%		9/27/2051		33,895	33,106,941
Atlantic City Electric Co.	4.00%		10/15/2028		13,493	15,309,942
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%		8/1/2028		13,786	15,523,172
Black Hills Corp.	4.35%		5/1/2033		13,491	15,595,360
Calpine Corp.†	3.75%		3/1/2031		22,848	22,019,760
Calpine Corp.†	4.625%		2/1/2029		39,661	39,115,661
Calpine Corp.†	5.00%		2/1/2031		21,862	21,889,327
Calpine Corp.†	5.125%		3/15/2028		19,268	19,537,446
Clearway Energy Operating LLC†	4.75%		3/15/2028		23,241	24,631,974
DPL, Inc.	4.35%		4/15/2029		17,956	19,554,533
El Paso Electric Co.	5.00%		12/1/2044		20,062	24,638,540
Electricite de France SA (France)†(e)	3.625%		10/13/2025		13,500	14,681,880
Electricite de France SA (France)†(e)	4.50%		9/21/2028		14,507	16,713,228

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric (continued)
Empresa de Transmision Electrica SA (Panama)†(e)	5.125%	5/2/2049	$21,680	$24,268,484
Enel Finance International NV (Netherlands)†(e)	3.50%	4/6/2028	45,048	49,338,420
Entergy Arkansas LLC	4.00%	6/1/2028	18,151	20,454,951
Entergy Arkansas LLC	4.95%	12/15/2044	16,883	18,481,063
FirstEnergy Corp.	4.40%	7/15/2027	50,740	55,706,749
Indianapolis Power & Light Co.†	4.05%	5/1/2046	24,503	28,489,684
Louisville Gas & Electric Co.	4.375%	10/1/2045	15,039	17,854,555
Monongahela Power Co.†	3.55%	5/15/2027	13,657	14,962,721
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	46,654	49,696,307
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	19,300	20,785,811
NRG Energy, Inc.	5.75%	1/15/2028	52,435	55,843,275
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	13,891	15,016,639
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	10,681	11,148,294
Puget Energy, Inc.	4.10%	6/15/2030	26,265	28,969,063
Union Electric Co.	2.625%	3/15/2051	17,622	16,745,309
Total				746,681,219

Electronics 0.35%
Allegion plc (Ireland)(e)	3.50%	10/1/2029	11,813	12,793,261
Amphenol Corp.	2.05%	3/1/2025	13,443	13,878,406
Amphenol Corp.	2.80%	2/15/2030	31,417	32,950,359
Flex Ltd.	4.875%	5/12/2030	28,778	33,402,066
Total				93,024,092

Energy - Alternate Sources 0.46%
TerraForm Power Operating LLC†	4.75%	1/15/2030	23,615	24,736,713
TerraForm Power Operating LLC†	5.00%	1/31/2028	24,169	25,981,675
Topaz Solar Farms LLC†	5.75%	9/30/2039	61,305	73,757,575
Total				124,475,963

Engineering & Construction 0.35%
Aeropuerto Internacional de Tocumen SA (Panama)†(e)	5.125%	8/11/2061	32,350	33,989,013
Cellnex Finance Co. S.A. (Spain)†(e)	3.875%	7/7/2041	16,938	16,666,230
Fluor Corp.	4.25%	9/15/2028	40,545	41,896,973
Total				92,552,216

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 1.86%
Caesars Entertainment, Inc.†	4.625%	10/15/2029	$21,041	$21,330,314
Caesars Entertainment, Inc.†	8.125%	7/1/2027	74,097	83,394,321
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	13,522	14,272,133
Churchill Downs, Inc.†	4.75%	1/15/2028	21,420	22,437,450
Churchill Downs, Inc.†	5.50%	4/1/2027	36,639	38,058,761
Cinemark USA, Inc.†	5.25%	7/15/2028	25,403	25,058,535
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	23,295	23,185,805
Merlin Entertainments Ltd. (United Kingdom)†(e)	5.75%	6/15/2026	15,129	15,647,698
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029	34,064	34,745,280
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	21,238	22,352,995
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	57,507	60,014,305
Penn National Gaming, Inc.†	5.625%	1/15/2027	25,676	26,478,375
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029	25,600	26,144,690
Scientific Games International, Inc.†	7.00%	5/15/2028	24,412	26,364,960
Scientific Games International, Inc.†	7.25%	11/15/2029	16,014	18,013,948
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029	27,181	27,843,537
WMG Acquisition Corp.†	3.00%	2/15/2031	11,463	11,205,083
Total				496,548,190

Environmental Control 0.26%
Madison IAQ LLC†	4.125%	6/30/2028	22,625	22,653,621
Madison IAQ LLC†	5.875%	6/30/2029	27,192	27,431,425
Waste Pro USA, Inc.†	5.50%	2/15/2026	18,300	18,508,437
Total				68,593,483

Food 2.07%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	10,224	10,738,104
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	51,071	55,092,841
Arcor SAIC (Argentina)†(e)	6.00%	7/6/2023	17,167	16,908,122
Campbell Soup Co.	3.125%	4/24/2050	42,475	41,223,548
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	25,074	26,120,839
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(e)	5.625%	8/15/2026	18,758	19,318,677
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	50,781	55,097,893
Kraft Heinz Foods Co.	4.375%	6/1/2046	72,003	82,073,158
Kraft Heinz Foods Co.	4.875%	10/1/2049	59,081	72,043,846
Kraft Heinz Foods Co.	5.00%	6/4/2042	28,714	35,274,338

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)
Kraft Heinz Foods Co.	5.20%	7/15/2045	$20,277	$25,440,250
McCormick & Co., Inc.	2.50%	4/15/2030	15,431	15,793,250
McCormick & Co., Inc.	4.20%	8/15/2047	21,326	25,390,597
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028	22,666	23,657,637
Smithfield Foods, Inc.†	5.20%	4/1/2029	28,272	32,494,200
Sysco Corp.	2.40%	2/15/2030	17,926	18,215,523
Total				554,882,823

Forest Products & Paper 0.07%
Suzano Austria GmbH (Brazil)(e)	3.75%	1/15/2031	18,821	19,357,399

Gas 0.05%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	11,916	12,777,547

Health Care - Products 0.27%
Alcon Finance Corp.†	2.60%	5/27/2030	23,575	24,089,856
Boston Scientific Corp.	7.00%	11/15/2035	16,135	22,928,298
Edwards Lifesciences Corp.	4.30%	6/15/2028	20,927	24,002,065
Total				71,020,219

Health Care - Services 3.32%
Anthem, Inc.	2.25%	5/15/2030	26,990	27,100,644
Ascension Health	3.945%	11/15/2046	8,881	10,668,002
Centene Corp.	2.45%	7/15/2028	19,128	19,247,550
Centene Corp.	2.50%	3/1/2031	23,806	23,508,425
Centene Corp.	3.00%	10/15/2030	24,346	24,985,083
Centene Corp.	3.375%	2/15/2030	45,763	47,435,638
Centene Corp.	4.625%	12/15/2029	31,215	34,057,126
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	22,666	23,175,985
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	45,323	45,662,923
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	29,836	30,954,999
HCA, Inc.	5.50%	6/15/2047	78,221	101,600,088
HCA, Inc.	7.69%	6/15/2025	12,776	15,383,071
Kaiser Foundation Hospitals	4.15%	5/1/2047	17,628	21,528,200
Legacy LifePoint Health LLC†	4.375%	2/15/2027	35,115	35,071,106
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	28,034	35,655,829
Molina Healthcare, Inc.†	3.875%	11/15/2030	18,940	19,815,975
Montefiore Obligated Group	5.246%	11/1/2048	18,042	21,005,262
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	21,163	23,399,427
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	16,078	20,310,905
NYU Langone Hospitals	4.368%	7/1/2047	12,348	14,626,201

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care - Services (continued)
Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	$14,960	$15,621,706
Quest Diagnostics, Inc.	2.80%	6/30/2031	13,505	14,120,797
Rede D’or Finance Sarl (Luxembourg)†(e)	4.95%	1/17/2028	20,352	21,369,804
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	20,282	21,448,215
RP Escrow Issuer LLC†	5.25%	12/15/2025	16,541	17,038,140
Seattle Children’s Hospital	2.719%	10/1/2050	18,062	17,617,297
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	15,305	16,548,531
Tenet Healthcare Corp.†	4.875%	1/1/2026	19,784	20,499,587
Tenet Healthcare Corp.†	6.125%	10/1/2028	36,407	38,291,426
Tenet Healthcare Corp.†	6.25%	2/1/2027	42,711	44,366,051
Tenet Healthcare Corp.	6.75%	6/15/2023	19,692	21,252,591
Universal Health Services, Inc.†	2.65%	10/15/2030	18,799	18,907,846
Universal Health Services, Inc.†	2.65%	1/15/2032	27,147	26,915,263
Total				889,189,693

Home Builders 0.50%
Beazer Homes USA, Inc.	7.25%	10/15/2029	15,808	17,435,117
D.R. Horton, Inc.	2.60%	10/15/2025	10,508	11,035,873
NVR, Inc.	3.00%	5/15/2030	51,660	54,098,394
PulteGroup, Inc.	6.375%	5/15/2033	27,646	36,361,402
Toll Brothers Finance Corp.	4.875%	3/15/2027	12,916	14,530,500
Total				133,461,286

Home Furnishings 0.13%
Leggett & Platt, Inc.	4.40%	3/15/2029	31,431	35,781,795

Household Products/Wares 0.06%
SC Johnson & Son, Inc.†	4.75%	10/15/2046	12,635	16,636,688

Housewares 0.31%
Newell Brands, Inc.	4.70%	4/1/2026	58,683	64,773,122
Newell Brands, Inc.	5.875%	4/1/2036	15,478	19,243,797
Total				84,016,919

Insurance 1.36%
AIA Group Ltd. (Hong Kong)†(e)	3.20%	9/16/2040	18,831	19,042,086
AIA Group Ltd. (Hong Kong)†(e)	3.375%	4/7/2030	17,824	19,237,180
Arch Capital Finance LLC	4.011%	12/15/2026	13,319	15,004,025
Assurant, Inc.	2.65%	1/15/2032	30,158	29,933,236
Assurant, Inc.	3.70%	2/22/2030	14,558	15,826,584

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Insurance (continued)
AXIS Specialty Finance plc (United Kingdom)(e)	5.15%		4/1/2045		$21,094	$25,234,805
Brown & Brown, Inc.	2.375%		3/15/2031		22,560	22,507,456
Farmers Insurance Exchange†	4.747% (3 Mo. LIBOR + 3.23%)	#	11/1/2057		15,790	18,051,652
Fidelity National Financial, Inc.	4.50%		8/15/2028		26,914	30,654,552
HUB International Ltd.†	7.00%		5/1/2026		15,861	16,416,135
Northwestern Mutual Life Insurance Co. (The)†	3.85%		9/30/2047		28,610	32,700,373
PartnerRe Finance B LLC	3.70%		7/2/2029		26,944	29,744,165
Selective Insurance Group, Inc.	5.375%		3/1/2049		19,241	24,776,114
Teachers Insurance & Annuity Association of America†	4.27%		5/15/2047		17,804	21,539,487
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044		12,705	16,556,119
Transatlantic Holdings, Inc.	8.00%		11/30/2039		17,809	27,568,798
Total						364,792,767

Internet 2.72%
Amazon.com, Inc.	3.15%		8/22/2027		28,837	31,723,759
Amazon.com, Inc.	4.25%		8/22/2057		20,632	26,248,438
Amazon.com, Inc.	4.80%		12/5/2034		28,691	36,600,146
Amazon.com, Inc.	5.20%		12/3/2025		53,869	62,661,181
Arches Buyer, Inc.†	4.25%		6/1/2028		23,790	24,150,419
Arches Buyer, Inc.†	6.125%		12/1/2028		22,666	23,132,580
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%		12/1/2027		24,475	25,545,781
GrubHub Holdings, Inc.†	5.50%		7/1/2027		19,374	20,124,743
Match Group Holdings II LLC†	4.125%		8/1/2030		50,236	52,371,030
Match Group Holdings II LLC†	5.00%		12/15/2027		22,260	23,327,924
Netflix, Inc.(d)	3.625%		5/15/2027	EUR	65,197	87,379,237
Netflix, Inc.†(d)	3.625%		6/15/2030	EUR	13,504	18,785,173
Netflix, Inc.†(d)	3.875%		11/15/2029	EUR	9,011	12,655,985
Netflix, Inc.	4.875%		4/15/2028		$41,959	48,410,196
Netflix, Inc.†	4.875%		6/15/2030		33,484	39,469,265
Netflix, Inc.†	5.375%		11/15/2029		19,637	23,809,863
Tencent Holdings Ltd. (China)†(e)	3.595%		1/19/2028		19,777	21,194,089
Tencent Holdings Ltd. (China)†(e)	3.925%		1/19/2038		23,479	24,951,332
Uber Technologies, Inc.†	4.50%		8/15/2029		36,882	37,204,717
Uber Technologies, Inc.†	6.25%		1/15/2028		13,570	14,570,788
Uber Technologies, Inc.†	7.50%		9/15/2027		14,427	15,770,514
Uber Technologies, Inc.†	8.00%		11/1/2026		20,289	21,468,298

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Internet (continued)
VeriSign, Inc.	2.70%	6/15/2031		$11,907	$12,116,444
VeriSign, Inc.	4.75%	7/15/2027		21,815	22,974,467
Total					726,646,369

Investment Companies 0.11%
Temasek Financial I Ltd. (Singapore)†(e)	2.50%	10/6/2070		32,855	30,093,322

Iron - Steel 0.34%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(e)	8.75%	7/15/2026		18,211	19,296,922
CSN Resources SA (Brazil)†(e)	4.625%	6/10/2031		24,983	24,701,941
United States Steel Corp.	6.875%	3/1/2029		44,615	47,625,620
Total					91,624,483

Leisure Time 1.47%
Carnival Corp.†	4.00%	8/1/2028		68,824	69,598,270
Carnival Corp.†	5.75%	3/1/2027		37,471	38,782,485
Carnival Corp.†	7.625%	3/1/2026		12,609	13,475,869
Carnival Corp.†	9.875%	8/1/2027		18,736	21,646,847
Carnival Corp.†	11.50%	4/1/2023		42,826	47,858,055
Life Time, Inc.†	5.75%	1/15/2026		29,112	30,167,310
NCL Corp. Ltd.†	5.875%	3/15/2026		50,633	51,966,926
Pinnacle Bidco plc†(d)	5.50%	2/15/2025	EUR	18,919	22,615,855
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028		$25,345	24,315,233
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028		25,000	25,606,975
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023		22,649	24,643,369
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		21,054	24,048,932
Total					394,726,126

Lodging 0.84%
Boyd Gaming Corp.	4.75%	12/1/2027		25,833	26,658,235
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026		22,980	22,800,430
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030		36,017	38,682,618
Marriott International, Inc.	3.50%	10/15/2032		27,083	28,799,455
Melco Resorts Finance Ltd. (Hong Kong)†(e)	5.75%	7/21/2028		20,034	20,517,120
Travel + Leisure Co.	6.00%	4/1/2027		27,077	30,057,352
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		24,798	25,081,689
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025		32,800	33,497,000
Total					226,093,899

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Machinery: Construction & Mining 0.09%
Terex Corp.†	5.00%	5/15/2029		$24,472	$25,389,700

Machinery - Diversified 0.41%
Dover Corp.	2.95%	11/4/2029		17,664	18,831,200
IDEX Corp.	3.00%	5/1/2030		16,199	17,103,149
Maxim Crane Works Holdings Capital LLC†	10.125%	8/1/2024		16,120	16,523,000
TK Elevator Holdco GmbH†(d)	6.625%	7/15/2028	EUR	9,453	11,653,239
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026		$17,989	19,261,106
Xylem, Inc.	3.25%	11/1/2026		23,531	25,562,872
Total					108,934,566

Media 1.94%
AMC Networks, Inc.	4.75%	8/1/2025		27,032	27,741,590
Cable Onda SA (Panama)†(e)	4.50%	1/30/2030		24,283	25,517,548
Cable One, Inc.†	4.00%	11/15/2030		33,897	33,812,257
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		58,655	61,151,357
Clear Channel Worldwide Holdings, Inc.†	5.125%	8/15/2027		18,997	19,683,362
CSC Holdings LLC†	5.50%	4/15/2027		27,834	29,012,770
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		39,006	25,792,718
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%	8/15/2027		38,236	16,792,486
DISH DBS Corp.	7.75%	7/1/2026		59,161	66,880,031
LCPR Senior Secured Financing DAC (Ireland)†(e)	6.75%	10/15/2027		15,074	15,997,283
News Corp.†	3.875%	5/15/2029		29,380	30,224,675
Nexstar Media, Inc.†	4.75%	11/1/2028		25,397	26,378,213
Nexstar Media, Inc.†	5.625%	7/15/2027		23,661	25,062,323
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%	9/15/2026		10,439	10,791,316
Radiate Holdco LLC/Radiate Finance, Inc.†	6.50%	9/15/2028		22,978	23,462,376
UPC Broadband Finco BV (Netherlands)†(e)	4.875%	7/15/2031		54,021	55,377,467
Urban One, Inc.†	7.375%	2/1/2028		22,601	24,262,400
Total					517,940,172

Metal Fabricate - Hardware 0.06%
Roller Bearing Co. of America, Inc.†(b)	4.375%	10/15/2029		14,903	15,294,204

Mining 1.63%
Alcoa Nederland Holding BV (Netherlands)†(e)	4.125%	3/31/2029		32,661	34,028,843
Anglo American Capital plc (United Kingdom)†(e)	3.95%	9/10/2050		18,109	19,420,012
Anglo American Capital plc (United Kingdom)†(e)	5.625%	4/1/2030		17,340	20,939,405
Antofagasta plc (Chile)†(e)	2.375%	10/14/2030		19,294	18,643,020

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Mining (continued)
Corp. Nacional del Cobre de Chile (Chile)†(e)	3.75%		1/15/2031		$16,720	$18,013,278
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	4.375%		4/1/2031		54,827	56,724,014
Freeport-McMoRan, Inc.	4.125%		3/1/2028		19,839	20,582,962
Freeport-McMoRan, Inc.	4.25%		3/1/2030		31,315	33,193,900
Freeport-McMoRan, Inc.	4.375%		8/1/2028		17,287	18,108,133
Freeport-McMoRan, Inc.	4.625%		8/1/2030		20,241	21,910,882
Freeport-McMoRan, Inc.	5.25%		9/1/2029		11,700	12,723,750
Glencore Funding LLC†	3.875%		4/27/2051		18,133	18,999,551
Hecla Mining Co.	7.25%		2/15/2028		17,694	19,082,537
Kaiser Aluminum Corp.†	4.50%		6/1/2031		29,542	30,317,477
Mirabela Nickel Ltd. (Australia)(e)	1.00%		9/10/2044		185	19	(h)
Newmont Corp.	2.25%		10/1/2030		31,484	31,342,542
Novelis Corp.†	4.75%		1/30/2030		27,118	28,581,016
Teck Resources Ltd. (Canada)(e)	3.90%		7/15/2030		10,828	11,768,933
Yamana Gold, Inc. (Canada)†(e)	2.63%		8/15/2031		22,744	22,246,714
Total						436,626,988

Miscellaneous Manufacturing 0.14%
General Electric Co.	3.446% (3 Mo. LIBOR + 3.33%)	#	–	(f)	24,035	23,579,736
Siemens Financieringsmaatschappij NV (Netherlands)†(e)	3.25%		5/27/2025		13,036	14,047,775
Total						37,627,511

Multi-National 0.08%
Banco Latinoamericano de Comercio Exterior SA (Panama)†(e)	2.375%		9/14/2025		21,476	21,964,579

Oil & Gas 9.06%
Antero Resources Corp.†	5.375%		3/1/2030		22,664	23,896,922
Apache Corp.	4.25%		1/15/2030		56,277	60,745,957
Apache Corp.	4.375%		10/15/2028		25,022	27,086,315
Apache Corp.	4.75%		4/15/2043		12,369	13,415,788
Apache Corp.	5.10%		9/1/2040		17,064	19,132,669
California Resources Corp.†	7.125%		2/1/2026		33,958	35,879,344
Callon Petroleum Co.	6.125%		10/1/2024		19,780	19,471,432
Callon Petroleum Co.	6.375%		7/1/2026		39,782	38,124,881
Callon Petroleum Co.†	8.00%		8/1/2028		13,348	13,202,640
Cenovus Energy, Inc. (Canada)(e)	2.65%		1/15/2032		15,162	14,889,847
Cenovus Energy, Inc. (Canada)(e)	3.75%		2/15/2052		16,297	15,859,448

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas (continued)
Cenovus Energy, Inc. (Canada)(e)	5.375%	7/15/2025	$9,385	$10,693,867
Cenovus Energy, Inc. (Canada)(e)	5.40%	6/15/2047	50,417	61,961,833
Centennial Resource Production LLC†	5.375%	1/15/2026	31,260	30,730,456
Centennial Resource Production LLC†	6.875%	4/1/2027	59,083	60,285,339
Comstock Resources, Inc.†	5.875%	1/15/2030	9,067	9,442,328
Comstock Resources, Inc.†	6.75%	3/1/2029	21,722	23,486,913
Continental Resources, Inc.	4.375%	1/15/2028	39,755	44,028,662
Continental Resources, Inc.†	5.75%	1/15/2031	48,840	59,096,400
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	22,690	23,718,991
Diamondback Energy, Inc.	3.50%	12/1/2029	41,408	44,310,696
Diamondback Energy, Inc.	4.40%	3/24/2051	55,492	63,053,691
Diamondback Energy, Inc.	4.75%	5/31/2025	23,240	25,973,089
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	24,502	25,084,535
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	15,868	16,550,721
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	18,862	19,875,833
EQT Corp.†	3.625%	5/15/2031	12,175	12,701,569
EQT Corp.	6.625%	2/1/2025	28,591	32,759,568
Exxon Mobil Corp.	3.043%	3/1/2026	23,752	25,647,440
Helmerich & Payne, Inc.†	2.90%	9/29/2031	34,825	34,936,196
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	19,006	19,552,423
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	26,585	27,363,940
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	21,789	22,619,379
Laredo Petroleum, Inc.†	7.75%	7/31/2029	22,572	22,656,645
Laredo Petroleum, Inc.	10.125%	1/15/2028	70,788	76,635,089
Lukoil Securities BV (Netherlands)†(e)	3.875%	5/6/2030	45,000	47,364,750
Matador Resources Co.	5.875%	9/15/2026	28,043	29,025,346
MC Brazil Downstream Trading SARL (Luxembourg)†(e)	7.25%	6/30/2031	29,276	29,478,883
MEG Energy Corp. (Canada)†(e)	5.875%	2/1/2029	41,876	42,889,399
MEG Energy Corp. (Canada)†(e)	7.125%	2/1/2027	73,996	77,784,595
Murphy Oil Corp.	5.875%	12/1/2027	20,084	20,927,528
Murphy Oil Corp.	6.375%	7/15/2028	28,679	30,363,891
Occidental Petroleum Corp.	3.50%	8/15/2029	58,245	59,314,961
Occidental Petroleum Corp.	4.10%	2/15/2047	16,190	15,423,808
Occidental Petroleum Corp.	4.40%	8/15/2049	18,212	17,902,942
Occidental Petroleum Corp.	6.125%	1/1/2031	87,708	105,400,896
Occidental Petroleum Corp.	6.625%	9/1/2030	15,011	18,519,821
Occidental Petroleum Corp.	7.50%	5/1/2031	11,056	14,389,384

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas (continued)
Occidental Petroleum Corp.	8.875%	7/15/2030	$15,000	$20,395,200
OGX Austria GmbH (Brazil)†(e)(g)	8.50%	6/1/2018	20,000	400
Ovintiv, Inc.	5.15%	11/15/2041	19,333	21,928,340
Ovintiv, Inc.	6.50%	8/15/2034	13,421	18,122,606
Ovintiv, Inc.	6.50%	2/1/2038	35,742	49,264,706
Ovintiv, Inc.	6.625%	8/15/2037	6,766	9,297,564
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	11,076	11,854,643
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	14,873	14,954,859
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	30,064	30,884,520
PDC Energy, Inc.	5.75%	5/15/2026	52,334	54,558,195
Petroleos Mexicanos (Mexico)(e)	5.95%	1/28/2031	27,157	26,361,979
Petroleos Mexicanos (Mexico)(e)	6.84%	1/23/2030	45,302	46,852,234
Precision Drilling Corp. (Canada)†(e)	6.875%	1/15/2029	25,394	26,562,124
Qatar Petroleum (Qatar)†(e)	3.30%	7/12/2051	45,043	45,584,417
Range Resources Corp.	4.875%	5/15/2025	31,064	32,836,201
Range Resources Corp.	5.00%	3/15/2023	16,995	17,653,556
Range Resources Corp.†	8.25%	1/15/2029	25,079	28,246,478
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	4.375%	4/16/2049	30,522	34,745,940
Shell International Finance BV (Netherlands)(e)	6.375%	12/15/2038	28,912	42,720,419
SM Energy Co.	5.625%	6/1/2025	19,646	19,791,380
SM Energy Co.	6.625%	1/15/2027	39,595	40,668,618
SM Energy Co.	6.75%	9/15/2026	40,063	40,968,023
Southwestern Energy Co.†	5.375%	2/1/2029	15,763	16,883,119
Southwestern Energy Co.	5.375%	3/15/2030	36,200	39,113,195
Southwestern Energy Co.	6.45%	1/23/2025	39,845	43,921,940
Southwestern Energy Co.	7.75%	10/1/2027	16,397	17,734,175
Southwestern Energy Co.	8.375%	9/15/2028	26,583	30,144,590
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(e)	3.25%	8/15/2030	18,803	19,101,216
Texaco Capital, Inc.	8.625%	11/15/2031	11,023	17,119,275
Viper Energy Partners LP†	5.375%	11/1/2027	20,779	21,706,263
Total				2,423,633,225

Oil & Gas Services 0.32%
Oceaneering International, Inc.	4.65%	11/15/2024	21,768	22,230,570
Oceaneering International, Inc.	6.00%	2/1/2028	30,959	31,481,278
TechnipFMC plc (United Kingdom)†(e)	6.50%	2/1/2026	30,535	32,757,645
Total				86,469,493

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Packaging & Containers 0.35%
Ball Corp.	2.875%		8/15/2030		$57,404	$55,789,513
Crown Cork & Seal Co., Inc.	7.375%		12/15/2026		11,810	14,677,763
Klabin Austria GmbH (Austria)†(e)	3.20%		1/12/2031		8,445	8,065,059
Sealed Air Corp.†	6.875%		7/15/2033		12,427	16,257,499
Total						94,789,834

Pharmaceuticals 0.89%
AbbVie, Inc.	3.20%		11/21/2029		26,942	29,047,665
AbbVie, Inc.	4.25%		11/21/2049		14,179	16,816,611
AstraZeneca plc (United Kingdom)(e)	2.125%		8/6/2050		27,104	23,444,989
Bausch Health Cos, Inc.†	5.00%		1/30/2028		85,559	81,299,445
Bausch Health Cos, Inc.†	5.25%		1/30/2030		21,492	20,073,958
CVS Health Corp.	3.625%		4/1/2027		15,780	17,387,923
Jazz Securities DAC (Ireland)†(e)	4.375%		1/15/2029		20,731	21,509,449
Pfizer, Inc.	2.625%		4/1/2030		13,461	14,222,042
Zoetis, Inc.	3.90%		8/20/2028		13,486	15,168,639
Total						238,970,721

Pipelines 2.21%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(e)	4.60%		11/2/2047		28,472	33,701,082
AI Candelaria Spain SLU (Spain)†(e)	5.75%		6/15/2033		21,166	21,070,647
AI Candelaria Spain SLU (Spain)†(e)	7.50%		12/15/2028		18,965	20,612,869
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078		49,548	45,610,668
Cheniere Energy Partners LP†	3.25%		1/31/2032		29,175	29,307,746
Colonial Enterprises, Inc.†	3.25%		5/15/2030		11,253	12,134,123
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		41,314	43,991,147
Energy Transfer LP	6.50% (5 Yr. Treasury CMT + 5.69%)	#	–	(f)	25,692	26,819,108
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025		18,069	19,904,032
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(e)	3.25%		9/30/2040		45,094	45,557,086
NGPL PipeCo LLC†	3.25%		7/15/2031		23,375	23,967,736
NGPL PipeCo LLC†	4.875%		8/15/2027		32,573	36,993,963
Northern Natural Gas Co.†	4.30%		1/15/2049		20,972	24,466,672
Sabal Trail Transmission LLC†	4.246%		5/1/2028		20,166	22,722,571
Sabine Pass Liquefaction LLC	4.20%		3/15/2028		13,393	14,963,846
Sabine Pass Liquefaction LLC	4.50%		5/15/2030		53,199	61,354,547

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Pipelines (continued)
Transportadora de Gas Internacional SA ESP (Colombia)†(e)	5.55%	11/1/2028		$24,773	$28,192,913
Venture Global Calcasieu Pass LLC†	3.875%	8/15/2029		17,510	18,058,063
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031		17,510	18,276,063
Western Midstream Operating LP	5.30%	2/1/2030		40,452	44,750,025
Total					592,454,907

Real Estate 0.61%
Canary Wharf Group Investment Holdings plc†(d)	3.375%	4/23/2028	GBP	17,076	23,467,170
Corp. Inmobiliaria Vesta SAB de CV (Mexico)†(e)	3.625%	5/13/2031		$23,073	23,424,863
Hunt Cos., Inc.†	5.25%	4/15/2029		71,989	70,647,485
Kennedy-Wilson, Inc.	4.75%	3/1/2029		14,358	14,627,213
Kennedy-Wilson, Inc.	5.00%	3/1/2031		29,358	30,055,252
Total					162,221,983

REITS 2.05%
Alexandria Real Estate Equities, Inc.	2.00%	5/18/2032		17,993	17,457,747
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028		14,750	16,573,801
Alexandria Real Estate Equities, Inc.	4.90%	12/15/2030		19,794	23,956,187
American Campus Communities Operating Partnership LP	3.875%	1/30/2031		37,586	41,968,740
American Homes 4 Rent LP	3.375%	7/15/2051		34,377	34,948,192
American Homes 4 Rent LP	4.90%	2/15/2029		12,968	15,185,752
Crown Castle International Corp.	4.15%	7/1/2050		33,779	38,452,543
CyrusOne LP/CyrusOne Finance Corp.	2.15%	11/1/2030		22,556	21,223,617
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031		19,903	21,492,255
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		18,808	22,089,996
Goodman US Finance Four LLC†	4.50%	10/15/2037		12,258	14,241,548
Goodman US Finance Three LLC†	3.70%	3/15/2028		7,763	8,412,708
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025		12,008	12,563,370
Host Hotels & Resorts LP	3.50%	9/15/2030		29,720	30,896,418
Invitation Homes Operating Partnership LP	2.00%	8/15/2031		22,608	21,727,529
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029		22,080	21,951,936
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%	6/15/2025		13,662	14,737,882
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027		16,011	16,891,605
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028		18,793	19,895,585
Prologis LP	4.375%	2/1/2029		15,050	17,533,802

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
REITS (continued)
Rayonier LP	2.75%	5/17/2031		$32,382	$32,269,943
SBA Communications Corp.	3.875%	2/15/2027		40,849	42,380,837
Vornado Realty LP	3.40%	6/1/2031		23,546	24,394,445
Weyerhaeuser Co.	7.375%	3/15/2032		11,362	16,194,783
Total					547,441,221

Retail 2.89%
AutoNation, Inc.	4.75%	6/1/2030		10,463	12,212,276
Bath & Body Works, Inc.	6.875%	11/1/2035		54,475	68,434,219
Best Buy Co., Inc.	1.95%	10/1/2030		22,556	21,975,070
Best Buy Co., Inc.	4.45%	10/1/2028		15,806	18,204,764
Carvana Co.†	5.625%	10/1/2025		47,836	49,511,934
Carvana Co.†	5.875%	10/1/2028		33,481	34,617,847
Costco Wholesale Corp.	1.75%	4/20/2032		22,489	22,071,149
Dollar General Corp.	3.50%	4/3/2030		19,674	21,654,276
eG Global Finance plc (United Kingdom)†(e)	8.50%	10/30/2025		22,482	23,444,904
Gap, Inc. (The)†	3.625%	10/1/2029		12,686	12,733,573
Gap, Inc. (The)†	3.875%	10/1/2031		12,686	12,701,858
IRB Holding Corp.†	6.75%	2/15/2026		24,585	25,291,819
IRB Holding Corp.†	7.00%	6/15/2025		12,820	13,627,339
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		25,312	26,457,621
Kohl’s Corp.	5.55%	7/17/2045		31,872	38,239,123
Macy’s Retail Holdings LLC	4.50%	12/15/2034		27,122	26,710,017
Macy’s Retail Holdings LLC†	5.875%	4/1/2029		16,290	17,743,475
Murphy Oil USA, Inc.†	3.75%	2/15/2031		18,750	18,890,625
Murphy Oil USA, Inc.	4.75%	9/15/2029		15,790	16,737,400
Nordstrom, Inc.	4.25%	8/1/2031		22,659	22,975,216
Penske Automotive Group, Inc.	3.50%	9/1/2025		12,185	12,550,550
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		25,668	26,405,955
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		27,141	29,653,035
Rite Aid Corp.	7.70%	2/15/2027		12,865	11,787,685
Staples, Inc.†	7.50%	4/15/2026		37,112	37,687,422
Starbucks Corp.	4.45%	8/15/2049		39,350	48,178,989
Stonegate Pub Co. Financing 2019 plc(d)	8.00%	7/13/2025	GBP	17,255	24,132,867
Stonegate Pub Co. Financing 2019 plc(d)	8.25%	7/31/2025	GBP	33,093	46,999,087
Tiffany & Co.	4.90%	10/1/2044		$24,318	32,678,301
Total					774,308,396

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Savings & Loans 0.00%
Washington Mutual Bank(g)	6.875%	6/15/2011	$22,500	$2,250	(h)

Semiconductors 0.78%
KLA Corp.	4.10%	3/15/2029	29,229	33,286,270
Lam Research Corp.	4.875%	3/15/2049	17,958	24,234,499
Microchip Technology, Inc.	4.25%	9/1/2025	19,750	20,656,225
Micron Technology, Inc.	5.327%	2/6/2029	25,257	30,065,933
NVIDIA Corp.	3.20%	9/16/2026	29,939	32,788,645
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(e)	3.40%	5/1/2030	16,808	18,256,576
ON Semiconductor Corp.†	3.875%	9/1/2028	24,478	25,304,132
SK Hynix, Inc. (South Korea)†(e)	2.375%	1/19/2031	23,537	22,865,150
Total				207,457,430

Software 2.07%
Activision Blizzard, Inc.	2.50%	9/15/2050	27,086	23,506,486
Autodesk, Inc.	3.50%	6/15/2027	27,008	29,632,135
Intuit, Inc.	1.65%	7/15/2030	18,048	17,606,733
Microsoft Corp.	3.30%	2/6/2027	26,383	29,196,490
MSCI, Inc.†	3.25%	8/15/2033	24,244	24,552,141
MSCI, Inc.†	3.875%	2/15/2031	47,798	50,187,900
MSCI, Inc.†	4.00%	11/15/2029	34,026	36,065,859
Playtika Holding Corp. (Israel)†(e)	4.25%	3/15/2029	15,508	15,576,856
PTC, Inc.†	3.625%	2/15/2025	12,218	12,416,543
PTC, Inc.†	4.00%	2/15/2028	22,263	22,875,233
Roper Technologies, Inc.	1.75%	2/15/2031	42,668	40,722,495
Roper Technologies, Inc.	4.20%	9/15/2028	19,379	22,041,601
salesforce.com, Inc.	3.70%	4/11/2028	17,807	20,000,867
ServiceNow, Inc.	1.40%	9/1/2030	20,835	19,556,251
Twilio, Inc.	3.625%	3/15/2029	107,266	109,867,200
Twilio, Inc.	3.875%	3/15/2031	54,634	56,003,128
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025	23,039	23,989,359
Total				553,797,277

Telecommunications 2.33%
Altice France Holding SA (Luxembourg)†(e)	6.00%	2/15/2028	13,128	12,628,086
Altice France Holding SA (Luxembourg)†(e)	10.50%	5/15/2027	31,171	34,127,569
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(e)	6.75%	10/1/2026	29,167	30,554,182
Frontier Communications Holdings LLC†	5.00%	5/1/2028	26,116	27,454,445

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
Frontier Communications Holdings LLC†	5.875%	10/15/2027	$14,606	$15,537,132
Frontier Communications Holdings LLC†	6.75%	5/1/2029	27,815	29,351,640
Hughes Satellite Systems Corp.	5.25%	8/1/2026	21,000	23,703,750
Motorola Solutions, Inc.	4.60%	2/23/2028	15,034	17,339,078
Motorola Solutions, Inc.	4.60%	5/23/2029	17,963	20,874,108
Sprint Capital Corp.	6.875%	11/15/2028	108,783	139,378,219
Switch Ltd.†	3.75%	9/15/2028	18,979	19,287,409
T-Mobile USA, Inc.	3.375%	4/15/2029	45,095	47,101,727
T-Mobile USA, Inc.	3.875%	4/15/2030	16,027	17,704,935
T-Mobile USA, Inc.	4.50%	4/15/2050	11,073	12,930,606
Vmed O2 UK Financing I plc (United Kingdom)†(e)	4.25%	1/31/2031	60,933	60,856,834
VTR Comunicaciones SpA (Chile)†(e)	5.125%	1/15/2028	28,283	30,048,708
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%	8/15/2028	19,090	19,968,426
Xiaomi Best Time International Ltd. (Hong Kong)†(e)	4.10%	7/14/2051	27,407	27,933,020
Zayo Group Holdings, Inc.†	4.00%	3/1/2027	15,062	15,008,982
Zayo Group Holdings, Inc.†	6.125%	3/1/2028	20,615	20,927,936
Total				622,716,792

Toys/Games/Hobbies 0.39%
Hasbro, Inc.	3.90%	11/19/2029	44,903	49,623,453
Hasbro, Inc.	5.10%	5/15/2044	24,241	29,353,735
Mattel, Inc.†	5.875%	12/15/2027	24,502	26,584,670
Total				105,561,858

Transportation 0.44%
Autoridad del Canal de Panama (Netherlands)†(e)	4.95%	7/29/2035	13,240	16,282,671
Central Japan Railway Co. (Japan)†(e)	4.25%	11/24/2045	17,006	20,607,935
CH Robinson Worldwide, Inc.	4.20%	4/15/2028	20,351	23,068,639
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	2/20/2034	29,906	29,664,701
XPO Logistics, Inc.†	6.25%	5/1/2025	26,723	28,238,862
Total				117,862,808
Total Corporate Bonds (cost $16,605,567,663)				17,521,100,245

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(i) 6.94%

Aerospace/Defense 0.16%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(e)	8.50% (3 Mo. LIBOR + 6.50%)	3/6/2024	$8,103	$8,155,964
Alloy Finco Limited USD Holdco PIK Term Loan 13.50% (Jersey)(e)	0.50%	3/6/2025	13,575	13,327,050
TransDigm, Inc. 2020 Term Loan F	2.334% (1 Mo. LIBOR + 2.25%)	12/9/2025	22,436	22,189,604
Total				43,672,618

Air Transportation 0.09%
SkyMiles IP Ltd. 2020 Skymiles Term Loan B	4.75% (3 Mo. LIBOR + 3.75%)	10/20/2027	21,947	23,372,238

Auto Parts & Equipment 0.06%
Truck Hero, Inc. 2021 Term Loan B	4.00% (1 Mo. LIBOR + 3.25%)	1/31/2028	16,617	16,602,981

Beverages 0.08%
Triton Water Holdings, Inc Term Loan (Spain)(e)	4.00% (3 Mo. LIBOR + 3.50%)	3/31/2028	21,051	21,049,537
Building & Construction 0.17%
Centuri Group, Inc Term Loan B	3.00% (3 Mo. LIBOR + 2.50%)	8/27/2028	25,517	25,538,544
USIC Holdings, Inc. 2021 Term Loan	3.584% (1 Mo. LIBOR + 3.50%)	5/12/2028	19,705	19,717,005
Total				45,255,549

Building Materials 0.13%
ACProducts, Inc. 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.25%)	5/17/2028	33,629	33,616,985

Cable & Satellite Television 0.16%
Cablevision Lightpath LLC Term Loan B	3.75% (1 Mo. LIBOR + 3.25%)	11/30/2027	9,702	9,723,955
Virgin Media Bristol LLC USD Term Loan N	2.584% (1 Mo. LIBOR + 2.50%)	1/31/2028	32,556	32,376,822
Total				42,100,777

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.36%
ASP Unifrax Holdings Inc 2021 Bridge Term Loan(j)	–	(k)	8/2/2028	$33,471	$33,471,000
ASP Unifrax Holdings Inc 2021 Unsecured Bridge Facility(j)	–	(k)	8/2/2029	23,907	23,907,000
Messer Industries GmbH 2018 USD Term Loan	2.584% (3 Mo. LIBOR + 2.50%)		3/1/2026	19,437	19,361,230
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(e)	2.832% (1 Mo. LIBOR + 2.75%)		10/1/2025	20,673	20,562,045
Total					97,301,275

Consumer/Commercial/Lease Financing 0.08%
Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan	3.084% (1 Mo. LIBOR + 3.00%)		6/15/2025	22,244	22,104,550

Diversified Capital Goods 0.09%
LSF11 A5 Holdco LLC Term Loan B	–	(k)	9/30/2028	23,083	23,140,510	(l)
UTEX Industries Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%)		12/3/2025	657	663,511
UTEX Industries Inc. 2020 Second Out Term Loan	5.25% - 5.75% (1 Mo. LIBOR + 5.25%)		12/3/2025	756	744,447
Total					24,548,468

Electric: Generation 0.08%
EFS Cogen Holdings I LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%)		10/1/2027	18,069	18,152,610
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	3.75% (Prime Rate + .50%)		7/28/2028	1,721	976,638
Frontera Generation Holdings LLC 2021 Term Loan	14.00% (3 Mo. LIBOR + 13.00%)		6/30/2026	1,782	1,888,904	(l)
Total					21,018,152

Electric: Integrated 0.09%
Astoria Energy LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%)		12/10/2027	22,816	22,922,778

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.09%
Atlas CC Acquisition Corp Term Loan B	5.00% (3 Mo. LIBOR + 4.25%)		5/25/2028	$24,270	$24,392,760

Gas Distribution 0.33%
CQP Holdco LP 2021 Term Loan B	4.25% (1 Mo. LIBOR + 3.75%)		6/5/2028	36,203	36,135,510
NorthRiver Midstream Finance LP 2018 Term Loan B (Canada)(e)	3.395% (3 Mo. LIBOR + 3.25%)		10/1/2025	29,059	29,035,110
Oryx Midstream Holdings LLC Term Loan B	–	(k)	9/29/2028	24,182	24,200,966	(l)
Total					89,371,586

Health Facilities 0.21%
Heartland Dental, LLC 2018 1st Lien Term Loan	3.585% (1 Mo. LIBOR + 3.50%)		4/30/2025	22,129	21,974,476
Select Medical Corporation 2017 Term Loan B	2.34% (1 Mo. LIBOR + 2.25%)		3/6/2025	33,463	33,316,663
Total					55,291,139

Health Services 0.53%
Da Vinci Purchaser Corp. 2019 Term Loan	5.00% (1 Mo. LIBOR + 4.00%)		1/8/2027	18,771	18,870,940
Global Medical Response, Inc. 2020 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%)		10/2/2025	26,853	26,990,241
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan(j)	3.75%		3/2/2028	1,493	1,494,451
National Mentor Holdings, Inc. 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)		2/18/2028	32,109	32,149,324
National Mentor Holdings, Inc. 2021 Term Loan C	4.50% (3 Mo. LIBOR + 3.75%)		3/2/2028	1,013	1,013,875
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.835% (1 Mo. LIBOR + 3.75%)		11/16/2025	37,872	37,865,709
U.S. Renal Care, Inc. 2019 Term Loan B	5.084% (1 Mo. LIBOR + 5.00%)		6/26/2026	24,827	24,827,320
Total					143,211,860

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Hotels 0.11%
Four Seasons Hotels Limited New 1st Lien Term Loan (Canada)(e)	2.087% (1 Mo. LIBOR + 2.00%)		11/30/2023	$30,190	$30,133,569

Insurance Brokerage 0.06%
Hub International Limited 2018 Term Loan B	2.875% (3 Mo. LIBOR + 2.75%)		4/25/2025	16,701	16,559,452

Investments & Miscellaneous Financial Services 0.29%
HighTower Holdings LLC 2021 Delayed Draw Term Loan(j)	4.00%		4/21/2028	7,262	7,272,562
HighTower Holdings LLC 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.00%)		4/21/2028	34,530	34,578,963
Hudson River Trading LLC 2021 Term Loan	3.084% (1 Mo. LIBOR + 3.00%)		3/20/2028	35,997	35,842,395
Total					77,693,920

Machinery 0.08%
Vertical US Newco Inc Term Loan B	4.00% (3 Mo. LIBOR + 3.50%)		7/29/2027	22,410	22,478,134

Managed Care 0.07%
MedRisk, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)		5/10/2028	18,779	18,785,771

Media: Content 0.46%
Gray Television, Inc. 2021 Second Lien Bridge Term Loan(j)	–	(k)	8/12/2022	74,720	74,719,932	(l)
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.334% (1 Mo. LIBOR + 2.25%)		1/17/2024	18,734	18,736,823
Univision Communications, Inc. 2021 Term Loan B	–	(k)	5/5/2028	28,368	28,362,549
Total					121,819,304

Medical Products 0.37%
Medline Industries, Inc. Bridge Term Loan(j)	–	(k)	8/4/2022	47,413	47,412,545	(l)
Medline Industries, Inc. Unsecured Bridge Term Loan(j)	–	(k)	8/4/2022	51,125	51,125,159	(l)
Total					98,537,704

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products 0.10%
FGI Operating Company, LLC Exit Term Loan	10.132% (3 Mo. LIBOR + 10.00%)		5/16/2022	$835	$104,810	(l)
Springs Windows Fashions, LLC 2021 Term Loan B	–	(k)	9/17/2028	27,069	26,917,287
Total					27,022,097

Rail 0.09%
Genesee & Wyoming Inc. (New) Term Loan	2.132% (3 Mo. LIBOR + 2.00%)		12/30/2026	23,060	22,944,237

Recreation & Travel 0.21%
Alterra Mountain Company Term Loan B1	2.834% (1 Mo. LIBOR + 2.75%)		7/31/2024	18,758	18,664,070
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(e)	3.50% (1 Mo. LIBOR + 2.50%)		2/1/2024	16,211	16,192,960
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(e)	3.382% (3 Mo. LIBOR + 3.25%)		11/12/2026	2,474	2,400,816
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(e)	3.382% (3 Mo. LIBOR + 3.25%)		11/12/2026	18,724	18,167,483
Total					55,425,329

Restaurants 0.22%
IRB Holding Corp 2020 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%) (6 Mo. LIBOR + 2.75%)		2/5/2025	28,858	28,858,420
Panera Bread Company Term Loan A	2.334% (1 Mo. LIBOR + 2.25%)		7/18/2022	30,922	30,458,233
Total					59,316,653

Software/Services 0.86%
Cornerstone OnDemand, Inc. 2021 Term Loan B	3.334% (1 Mo. LIBOR + 3.25%)		4/22/2027	14,540	14,537,626
LogMeIn, Inc. Term Loan B	4.833% (1 Mo. LIBOR + 4.75%)		8/31/2027	64,361	64,406,522
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	5.75% (3 Mo. LIBOR + 5.00%)		7/27/2028	25,900	25,932,662

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services (continued)
Peraton Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)	2/1/2028		$25,151	$25,209,840
Polaris Newco LLC USD Term Loan B	4.50% (6 Mo. LIBOR + 4.00%)	6/2/2028		29,484	29,582,154
RealPage, Inc 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 3.25%)	4/24/2028		25,085	25,034,909
Tibco Software Inc. 2020 Term Loan B3	3.834% (1 Mo. LIBOR + 3.75%)	6/30/2026		30,838	30,703,406
Ultimate Software Group Inc (The) Term Loan B	3.834% (1 Mo. LIBOR + 3.75%)	5/4/2026		15,937	15,985,925
Total					231,393,044

Specialty Retail 0.58%
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(e)	4.25% (3 Mo. LIBOR + 3.75%)	4/27/2028		16,893	16,901,534
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.083% (1 Mo. LIBOR + 2.00%)	2/3/2024		13,177	13,199,828
Claire’s Stores, Inc. 2019 Term Loan B	6.584% (1 Mo. LIBOR + 6.50%)	12/18/2026		11,587	11,483,535
Foundation Building Materials Holding Company LLC 2021 Term Loan	3.75% (3 Mo. LIBOR + 3.25%)	2/3/2028		12,017	11,948,080
Harbor Freight Tools USA, Inc. 2021 Term Loan B	3.25% (1 Mo. LIBOR + 2.75%)	10/19/2027		15,030	15,039,702
Mavis Tire Express Services Corp. 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)	5/4/2028		27,192	27,289,766
Michaels Companies, Inc. 2021 Term Loan B	5.00% (3 Mo. LIBOR + 4.25%)	4/15/2028		13,561	13,590,487
Petco Health and Wellness Company, Inc. 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%)	3/3/2028		28,412	28,439,504
Winterfell Financing Sarl EUR Term Loan B(d)	3.50% (3 Mo. EURIBOR + 3.50%)	5/4/2028	EUR	14,427	16,607,580
Total					154,500,016

Support: Services 0.62%
Avis Budget Car Rental, LLC 2020 Term Loan B	1.84% (1 Mo. LIBOR + 1.75%)	8/6/2027		22,587	22,154,231

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services (continued)
Brown Group Holding, LLC Term Loan B	3.25% (3 Mo. LIBOR + 2.75%)	6/7/2028		$21,864	$21,876,303
CoreLogic, Inc. Term Loan	4.00% (1 Mo. LIBOR + 3.50%)	6/2/2028		31,431	31,437,367
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	7.119% (3 Mo. LIBOR + 7.00%)	4/10/2026		23,707	24,092,733
Pike Corporation 2021 Incremental Term Loan B	3.09% (1 Mo. LIBOR + 3.00%)	1/21/2028		19,618	19,645,439
Rent-A-Center, Inc. 2021 First Lien Term Loan B	3.374% (3 Mo. LIBOR + 3.25%)	2/17/2028		8,389	8,431,313
Team Health Holdings, Inc. 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 2.75%)	2/6/2024		22,437	21,932,048
WEX Inc. 2021 Term Loan	2.334% (1 Mo. LIBOR + 2.25%)	3/31/2028		15,766	15,721,093
Total					165,290,527

Technology Hardware & Equipment 0.11%
Atlas CC Acquisition Corp Term Loan C	5.00% (3 Mo. LIBOR + 4.25%)	5/25/2028		4,936	4,961,239
Delta TopCo, Inc. 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)	12/1/2027		24,078	24,142,038
Total					29,103,277
Total Floating Rate Loans (cost $1,839,847,430)					1,856,836,287

FOREIGN GOVERNMENT OBLIGATIONS 2.80%

Angola 0.23%
Republic of Angola†(e)	9.125%	11/26/2049		31,472	32,083,186
Republic of Angola†(e)	9.375%	5/8/2048		27,128	28,085,076
Total					60,168,262

Australia 0.11%
Australian Government(d)	4.25%	4/21/2026	AUD	33,642	28,225,666

Bermuda 0.10%
Bermuda Government International Bond†	2.375%	8/20/2030		$14,545	14,472,275
Bermuda Government International Bond†	3.375%	8/20/2050		12,887	12,978,498
Total					27,450,773

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Colombia 0.20%
Colombia Government International Bond(e)	5.20%	5/15/2049		$54,429	$54,354,977

Costa Rica 0.37%
Costa Rica Government International Bond†(e)	7.158%	3/12/2045		98,332	98,700,745

Ecuador 0.14%
Ecuador Government International Bond†(e)	5.00%	7/31/2030		45,365	38,220,677

Egypt 0.16%
Arab Republic of Egypt†(e)	5.577%	2/21/2023		42,734	44,063,241

Ghana 0.14%
Republic of Ghana†(e)	6.375%	2/11/2027		40,676	38,393,059

Ivory Coast 0.10%
Ivory Coast Government International Bond†(d)	5.875%	10/17/2031	EUR	22,313	27,023,300

Kenya 0.32%
Republic of Kenya†(e)	7.25%	2/28/2028		$40,576	44,689,108
Republic of Kenya†(e)	8.25%	2/28/2048		36,972	40,092,991
Total					84,782,099

Mongolia 0.13%
Development Bank of Mongolia LLC†(e)	7.25%	10/23/2023		31,219	33,407,162

Nigeria 0.16%
Republic of Nigeria†(e)	6.50%	11/28/2027		41,362	42,990,836

Oman 0.10%
Oman Sovereign Sukuk Co.†(e)	4.875%	6/15/2030		25,254	26,617,236

Senegal 0.09%
Senegal Government International Bond†(d)	5.375%	6/8/2037	EUR	21,076	24,117,492

South Africa 0.16%
Republic of South Africa(e)	5.75%	9/30/2049		$45,375	43,343,107

Sri Lanka 0.12%
Republic of Sri Lanka†(e)	5.875%	7/25/2022		45,243	33,253,605

United Arab Emirates 0.17%
Abu Dhabi Government International†(e)	3.125%	5/3/2026		40,836	44,207,828
Total Foreign Government Obligations (cost $746,423,189)					749,320,065

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 2.59%

Air Transportation 0.13%
County of Miami-Dade FL Aviation Revenue	3.982%	10/1/2041	$13,915	$15,101,732
County of Miami-Dade FL Aviation Revenue	4.28%	10/1/2041	18,040	19,865,257
Total				34,966,989

Education 0.47%
California State University	3.899%	11/1/2047	33,030	38,573,689
Ohio University	5.59%	12/1/2114	11,104	16,461,857
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	36,015	38,993,505
Regents of the University of California Medical Ce	3.006%	5/15/2050	12,835	13,150,360
Regents of the University of California Medical Center	6.548%	5/15/2048	12,463	19,268,734
Total				126,448,145

General Obligation 0.82%
Chicago Transit Authority Sales & Transfer Tax Receipts	6.899%	12/1/2040	11,826	16,751,166
City of Chicago IL	6.314%	1/1/2044	8,280	10,894,227
City of Chicago IL	7.781%	1/1/2035	7,050	9,776,871
City of Portland OR	7.701%	6/1/2022	6,320	6,622,848
Commonwealth of Pennsylvania	5.45%	2/15/2030	12,190	15,038,658
District of Columbia	5.591%	12/1/2034	14,130	18,154,665
Honolulu HI City & Cnty,	5.418%	12/1/2027	6,620	8,122,102
Los Angeles Unified School District/CA	5.75%	7/1/2034	12,497	16,550,869
State of California	7.55%	4/1/2039	15,015	25,330,410
State of Illinois	5.10%	6/1/2033	69,845	81,461,907
University of North Carolina at Chapel Hill	3.847%	12/1/2034	9,595	11,323,719
Total				220,027,442

Lease Obligation 0.03%
State of Wisconsin	3.294%	5/1/2037	7,145	7,897,159

Miscellaneous 0.38%
County of Miami-Dade FL	2.786%	10/1/2037	9,690	9,645,670
Dallas Convention Center Hotel Development Corp.,	7.088%	1/1/2042	17,795	25,064,526
New York City Industrial Development Agency†	11.00%	3/1/2029	18,478	24,940,038
Pasadena Public Financing Authority	7.148%	3/1/2043	26,795	42,749,579
Total				102,399,813

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Revenue - Utilities - Other 0.07%
City of San Antonio TX Electric & Gas Systems Revenue	5.718%		2/1/2041	$13,240	$18,549,109

Tax Revenue 0.23%
Massachusetts School Building Authority	5.715%		8/15/2039	20,055	27,672,278
Memphis-Shelby County Industrial Development Board(g)	7.00%		7/1/2045	22,085	19,730,566
New York State Dormitory Authority	3.19%		2/15/2043	5,345	5,705,746
Regional Transportation District Sales Tax Revenue 2.387%			11/1/2037	8,125	7,913,174
Total					61,021,764

Taxable Revenue - Water & Sewer 0.04%
City & County Honolulu HI Wastewater System Revenue	1.623%		7/1/2031	6,635	6,449,689
City & County Honolulu HI Wastewater System Revenue	2.574%		7/1/2041	4,520	4,492,302
Total					10,941,991

Transportation 0.27%
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	10,790	11,400,769
Metropolitan Transportation Authority	5.175%		11/15/2049	18,010	24,701,714
Metropolitan Transportation Authority	6.668%		11/15/2039	9,045	13,012,537
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	18,845	21,522,822
Total					70,637,842

Transportation: Infrastructure/Services 0.15%
Chicago Transit Authority Sales Tax Receipts Fund	6.20%		12/1/2040	12,385	17,015,547
Port of Seattle WA	3.755%		5/1/2036	13,905	15,144,378
Port of Seattle, WA	3.571%		5/1/2032	7,305	7,951,231
Total					40,111,156
Total Municipal Bonds (cost $632,261,264)					693,001,410

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.52%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(m)	12/25/2059	4,236	4,260,973
Atrium Hotel Portfolio Trust 2018-ATRM A† 1.034%	(1 Mo. LIBOR + .95%)	#	6/15/2035	35,420	35,487,868
BBCMS Mortgage Trust 2018-C2 C	5.135%	#(m)	12/15/2051	15,628	17,594,862
BBCMS Mortgage Trust 2019-BWAY A†	1.04% (1 Mo. LIBOR + .96%)	#	11/15/2034	25,000	24,961,783

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust 2019-B12 WMA†	4.388%	#(m)	8/15/2052	$35,544	$35,434,169
BHMS 2018-ATLS A†	1.334% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	61,190	61,442,415
BX 2021-MFM1 B†	1.034% (1 Mo. LIBOR + .95%)	#	1/15/2034	7,100	7,114,491
BX 2021-MFM1 C†	1.284% (1 Mo. LIBOR + 1.20%)	#	1/15/2034	4,250	4,260,660
BX Commercial Mortgage Trust 2020-VIV4 A†	2.843%		3/9/2044	14,171	14,802,743
BX Commercial Mortgage Trust 2021-VOLT A†	0.80% (1 Mo. LIBOR + .70%)	#	9/15/2036	53,040	53,143,852
CF Trust 2019-BOSS A1	4.75% (1 Mo. LIBOR + 3.25%)	#	12/15/2021	18,200	16,783,540
Citigroup Commercial Mortgage Trust 2016-GC36 C	4.909%	#(m)	2/10/2049	8,580	8,950,013
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(m)	4/15/2049	9,991	8,315,984
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(m)	9/10/2047	17,906	19,162,299
COMM Mortgage Trust 2020-SBX C†	2.056%	#(m)	1/10/2038	5,900	5,947,149
COMM Mortgage Trust 2020-SBX D†	2.399%	#(m)	1/10/2038	8,000	8,033,246
Commercial Mortgage Pass-Through Certificates 2020-SBX A†	1.67%		1/10/2038	7,500	7,591,458
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	1.514% (1 Mo. LIBOR + 1.43%)	#	5/15/2036	52,000	52,112,315
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	1.684% (1 Mo. LIBOR + 1.60%)	#	5/15/2036	14,076	14,137,073
Credit Suisse Mortgage Capital Certificates 2021-BRIT A	3.709%		5/15/2023	86,900	87,216,681
CS Master Trust 2021-AHP A†	4.449% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	34,200	34,371,404	(c)
CS Master Trust 2021-BLUF A†	4.527% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	19,500	19,706,544	(c)
CSMC 2020-AFC1 Trust A1†	2.24%	#(m)	2/25/2050	11,357	11,469,682
CSMC 2021-BPNY A†	3.798% (1 Mo. LIBOR + 3.71%)	#	8/15/2023	47,580	47,584,558
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(m)	1/25/2060	6,113	6,148,986

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	$13,540	$14,186,259
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	13,500	14,152,801
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	3,992	4,027,345
Great Wolf Trust 2019-WOLF A†	1.118% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	53,981	54,026,690
Great Wolf Trust 2019-WOLF D†	2.017% (1 Mo. LIBOR + 1.93%)	#	12/15/2036	50,508	50,275,481
GS Mortgage Securities Corp. Trust 2021-RENT E†	2.834% (1 Mo. LIBOR + 2.75%)	#	11/21/2035	11,567	11,590,341
GS Mortgage Securities Corp. Trust 2021-RENT F†	3.734% (1 Mo. LIBOR + 3.65%)	#	11/21/2035	8,500	8,525,884
GS Mortgage Securities Corp. Trust 2021-RENT G†	5.784% (1 Mo. LIBOR + 5.70%)	#	11/21/2035	600	607,614
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	9.584% (1 Mo. LIBOR + 9.50%)	#	6/15/2026	70,375	70,566,997
GS Mortgage Securities Trust 2020-GSA2 E†	2.25%		12/12/2053	9,450	7,728,482
Hilton Orlando Trust 2018-ORL A†	1.004% (1 Mo. LIBOR + .92%)	#	12/15/2034	9,443	9,453,289
HPLY Trust 2019-HIT A†	1.084% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	17,133	17,156,602
JPMCC Commercial Mortgage Securities Trust 2017-JP5 C	4.009%	#(m)	3/15/2050	11,612	12,217,194
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	18,000	18,134,032
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	10,530	10,965,742
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	8,690	8,928,174
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT D†	6.784% (1 Mo. LIBOR + 6.70%)	#	8/15/2033	42,015	42,064,998
KIND Trust 2021-KIND E†	3.334% (1 Mo. LIBOR + 3.25%)	#	8/15/2038	47,580	47,761,746
KKR Industrial Portfolio Trust 2021-KDIP D†	1.334% (1 Mo. LIBOR + 1.25%)	#	12/15/2037	6,130	6,132,413

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
KKR Industrial Portfolio Trust 2021-KDIP E†	1.634% (1 Mo. LIBOR + 1.55%)	#	12/15/2037	$9,910	$9,908,722
KKR Industrial Portfolio Trust 2021-KDIP F†	2.134% (1 Mo. LIBOR + 2.05%)	#	12/15/2037	10,864	10,899,512
Life Mortgage Trust 2021-BMR E†	1.834% (1 Mo. LIBOR + 1.75%)	#	3/15/2038	22,900	22,987,973
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(m)	1/26/2060	3,863	3,899,627
One New York Plaza Trust 2020-1NYP B†	1.584% (1 Mo. LIBOR + 1.50%)	#	1/15/2026	9,400	9,451,873
One New York Plaza Trust 2020-1NYP C†	2.284% (1 Mo. LIBOR + 2.20%)	#	1/15/2026	23,620	23,815,871
One New York Plaza Trust 2020-1NYP D†	2.834% (1 Mo. LIBOR + 2.75%)	#	1/15/2026	8,500	8,585,486
PFP Ltd. 2019-6 A†	1.135% (1 Mo. LIBOR + 1.05%)	#	4/14/2037	10,581	10,571,268
PFP Ltd. 2019-6 C†	2.185% (1 Mo. LIBOR + 2.10%)	#	4/14/2037	27,054	27,066,174
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(m)	2/25/2024	2,963	2,987,591
SLG Office Trust 2021-OVA E†	2.851%		7/15/2041	44,590	43,397,061
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(m)	2/25/2050	5,172	5,223,457
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	5,593	5,666,985
Wells Fargo Commercial Mortgage Trust 2020-SDAL A†	1.094% (1 Mo. LIBOR + 1.01%)	#	2/15/2037	9,878	9,880,754
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,199,060,840)					1,208,879,186

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.04%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon			167	4,468,801
ACBL Holdings Corp. Series B	Zero Coupon			205	6,639,109
Total Preferred Stocks (cost $9,303,175)					11,107,910
Total Long-Term Investments (cost $25,427,013,893)					26,541,972,344

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 1.07%

Repurchase Agreements
Repurchase Agreement dated 9/30/2021, — due 10/1/2021 with Fixed Income Clearing Corp. collateralized by $294,108,400 of U.S. Treasury Note at 1.25% due 09/30/2028; value: $292,591,977; proceeds: $286,854,824 (cost $286,854,824)	$286,855	$286,854,824
Total Investments in Securities 100.25% (cost $25,713,868,717)		26,828,827,168
Less Unfunded Loan Commitments (0.89%) (cost $239,390,579)		(239,402,649)
Net Investments in Securities 99.36% (cost $25,474,478,138)		26,589,424,519
Other Assets and Liabilities – Net(n) 0.64%		172,123,553
Net Assets 100.00%		$26,761,548,072

AUD	Australian Dollar.
BRL	Brazilian Real.
EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
CR	Custodian Receipt.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2021, the total value of Rule 144A securities was $11,997,209,842 which represents 44.83% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2021.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Shedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2021.
(j)	Security partially/fully unfunded.
(k)	Interest rate to be determined.

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

(l)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Index/Issuer - Buy Protection at September 30, 2021(1):

Referenced Index/Issuer	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
ICC Rite Aid(4)(5)	Barclays Bank plc	5.00%	12/20/2026	$19,066,667	$15,547,493	$3,424,813	$94,361
Markit CDX.NA.EM.36(6)	Bank of America	1.00%	12/20/2026	644,740,000	618,982,843	(22,172,979)	3,584,178
						$(18,748,166)	$3,678,539

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Index/Issuer amounted to $3,678,539. Total unrealized depreciation on Credit Default Swaps on Index/Issuer amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating Baa3
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.

Credit Default Swaps on Indexes - Sell Protection at September 30, 2021(1):

Referenced Index*	Swap Counter- party	Fund Receives (Quarterly)	Term- ination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Markit CMBX.NA.AA.8	Citibank	1.500%	10/17/2057	18,980,000	19,150,471	$95,742	$74,729	$170,471

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

September 30, 2021

Referenced Index*	Swap Counter- party	Fund Receives (Quarterly)	Term- ination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	9,490,000	9,340,256	$(116,457)	$(33,287)	$(149,744)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	100,000,000	92,271,808	(9,816,650)	2,088,458	(7,728,192)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	23,760,000	21,923,782	(2,533,164)	696,946	(1,836,218)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	22,050,000	20,120,421	(2,755,317)	825,738	(1,929,579)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	22,000,000	20,983,390	(1,508,900)	492,290	(1,016,610)
						$(16,730,488)	$4,070,145	$(12,660,343)
Total Credit Default Swaps on Indexes - Sell Protection						$(16,634,746)	$4,144,874	$(12,489,872)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Index/Issuer amounted to $4,178,161. Total unrealized depreciation on Credit Default Swaps on Index/Issuer amounted to $33,287.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at September 30, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Standard Chartered Bank	12/1/2021	2,417,000	$1,736,828	$1,747,772	$10,944
Australian dollar	Sell	State Street Bank and Trust	12/1/2021	75,531,000	55,157,940	54,617,690	540,250
British pound	Sell	Barclays Bank plc	12/7/2021	71,423,000	99,020,204	96,238,612	2,781,592
Euro	Sell	Barclays Bank plc	12/10/2021	11,738,000	13,913,267	13,614,660	298,607
Euro	Sell	Morgan Stanley	12/10/2021	2,245,000	2,661,044	2,603,929	57,115
Euro	Sell	State Street Bank and Trust	12/10/2021	318,525,000	377,244,128	369,450,479	7,793,649
Japanese yen	Sell	Goldman Sachs	11/8/2021	3,650,000,000	33,363,681	32,803,390	560,291
Unrealized Appreciation on Forward Foreign Currrency Exchange Contracts							$12,042,448

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Bank of America	12/1/2021	1,419,000	$1,026,588	$1,026,102	$(486)
Australian dollar	Buy	Goldman Sachs	12/1/2021	5,227,000	3,780,501	3,779,728	(773)
Euro	Buy	Bank of America	12/10/2021	1,927,000	2,264,033	2,235,087	(28,946)
Euro	Buy	Morgan Stanley	12/10/2021	6,069,000	7,145,239	7,039,306	(105,933)
Euro	Buy	State Street Bank and Trust	12/10/2021	2,583,000	3,055,223	2,995,968	(59,255)
Japanese yen	Buy	BNP Paribas S.A.	11/8/2021	261,000,000	2,378,649	2,345,667	(32,982)
Japanese yen	Buy	Morgan Stanley	11/8/2021	252,000,000	2,297,750	2,264,782	(32,968)
Japanese yen	Buy	Morgan Stanley	11/8/2021	325,000,000	2,956,148	2,920,850	(35,298)
Japanese yen	Buy	Standard Chartered Bank	11/8/2021	1,841,000,000	16,793,808	16,545,491	(248,317)
Japanese yen	Buy	Standard Chartered Bank	11/8/2021	348,000,000	3,161,377	3,127,556	(33,821)
Japanese yen	Buy	State Street Bank and Trust	11/8/2021	188,000,000	1,712,768	1,689,599	(23,169)
Japanese yen	Buy	State Street Bank and Trust	11/8/2021	435,000,000	3,962,976	3,909,445	(53,531)
Euro	Sell	Morgan Stanley	12/10/2021	1,404,000	1,627,880	1,628,470	(590)
Unrealized Depreciation on Forward Foreign Currrency Exchange Contracts							$(656,069)

Open Futures Contracts at September 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2021	5,307	Short	$(699,684,857)	$(698,450,953)	$1,233,904
U.S. 5-Year Treasury Note	December 2021	19,022	Short	(2,352,078,479)	(2,334,801,900)	17,276,579
U.S. Long Bond	December 2021	4,188	Short	(670,966,433)	(666,808,125)	4,158,308
U.S. Ultra Treasury Bond	December 2021	2,652	Short	(511,664,601)	(506,697,750)	4,966,851
Total Unrealized Appreciation on Open Futures Contracts						$27,635,642

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	December 2021	2,684	Long	$398,326,186	$389,851,000	$(8,475,186)
U.S. 2-Year Treasury Note	December 2021	7,307	Long	1,608,773,202	1,607,939,605	(833,597)
Total Unrealized Depreciation on Open Futures Contracts						$(9,308,783)

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

September 30, 2021

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Others	$–	$1,288,778,041	$52,670,000	$1,341,448,041
Remaining Industries	–	205,376,050	–	205,376,050
Common Stocks
Auto Components	–	–	4,552,928	4,552,928
Automobiles	–	39,461,769	–	39,461,769
Beverages	25,302,708	18,493,896	–	43,796,604
Electric-Generation	–	–	275,612	275,612
Information Technology
Services	40,474,439	46,307,962	–	86,782,401
Miscellaneous Financials	–	5,464,320	–	5,464,320
Personal Products	–	231,548	12,560,985	12,792,533
Specialty Retail	26,791,315	–	4,296,567	31,087,882
Textiles, Apparel & Luxury
Goods	80,504,138	26,647,522	–	107,151,660
Transportation Infrastructure	–	1,128,037	–	1,128,037
Remaining Industries	2,571,133,297	–	–	2,571,133,297
Convertible Bonds	–	51,276,107	–	51,276,107
Corporate Bonds
Diversified Financial Services	–	567,137,381	1,500	567,138,881
Mining	–	436,626,969	19	436,626,988
Savings & Loans	–	–	2,250	2,250
Remaining Industries	–	16,517,332,126	–	16,517,332,126
Floating Rate Loans
Diversified Capital Goods	–	1,407,958	23,140,510	24,548,468
Electric: Generation	–	19,129,248	1,888,904	21,018,152
Gas Distribution	–	65,170,620	24,200,966	89,371,586
Media: Content	–	47,099,372	74,719,932	121,819,304
Medical Products	–	–	98,537,704	98,537,704
Personal & Household Products	–	26,917,287	104,810	27,022,097
Remaining Industries	–	1,474,518,976	–	1,474,518,976
Less Unfunded Commitments	–	(66,145,013)	(173,257,636)	(239,402,649)
Foreign Government Obligations	–	749,320,065	–	749,320,065
Municipal Bonds	–	693,001,410	–	693,001,410
Non-Agency Commercial
Mortgage-Backed Securities	–	1,154,801,238	54,077,948	1,208,879,186
Preferred Stocks	–	11,107,910	–	11,107,910
Short-Term Investments
Repurchase Agreements	–	286,854,824	–	286,854,824
Total	$2,744,205,897	$23,667,445,623	$177,772,999	$26,589,424,519

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

September 30, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$3,678,539	$–	$3,678,539
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	170,471	–	170,471
Liabilities	–	(12,660,343)	–	(12,660,343)
Forward Foreign Currency Exchange Contracts
Assets	–	12,042,448	–	12,042,448
Liabilities	–	(656,069)	–	(656,069)
Futures Contracts
Assets	27,635,642	–	–	27,635,642
Liabilities	(9,308,783)	–	–	(9,308,783)
Total	$18,326,859	$2,575,046	$–	$20,901,905

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	49

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

50

Notes to Schedule of Investments (unaudited)(continued)

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. (the “agent”) for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at

51

Notes to Schedule of Investments (unaudited)(concluded)

least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund has may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund has or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

As of September 30, 2021, the Fund did not loan any securities.

52

QPHR-BOND-3Q

(9/21)